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                       Mutual Funds

                       for People

                       Who Pay
EATON VANCE
==============         Taxes
Mutual Funds

                                                    [Photo of brickwall omitted]

                          Annual Report March 31, 1998

                                    EATON VANCE
[Photo of highway omitted]            LIMITED
                                      MATURITY
                                     MUNICIPALS                        Florida
                                       FUNDS
                                                                 Massachusetts
                                      CLASSIC
                                                                      New York

                                                                  Pennsylvania
[Photo of bridge omitted]

EV Classic Limited Maturity Municipals Funds as of March 31, 1998

Letter to Shareholders

[Photo of Thomas J. Fetter]

Thomas J. Fetter,
President

The past year has been very favorable for the municipal bond market. Low inflation and a declining interest rate environment produced relatively good returns for the intermediate municipal sector. According to Lipper Analytical Services, Inc., - a nationally recognized monitor of mutual fund performance - the 140 funds in the Intermediate Municipal Debt Category had an average return of 8.2% for the year ended March 31, 1998.*

Amid volatile global markets, more investors were drawn to municipal bonds...

Against a backdrop of moderate economic growth and low inflation, investors again focused on the unique advantages of municipals, which remain among the best tax-advantaged vehicles. In addition, the municipal market attracted an increasing number of crossover investors from other markets. Many investors bought municipals in a flight to quality, as the domestic equity market reached overvalued levels and emerging markets were caught up in the turmoil of the Asian currency crisis.

A sound economy has resulted in improving municipal credits...

The upbeat economic climate of recent years has provided strong support for the municipal market. Steady job growth has generated increased tax revenues for states and local issuers. As a result, many areas hard-hit in the recessions of the 1970s and 1980s have since made a significant economic comeback, a fact reflected in the value of their bonds. We expect to see many more such stories emerge in the coming year.

Municipal bonds yield 88% of Treasury yields

30-Year AAA-rated General Obligation (GO) Bonds*                 5.24%
Taxable equivalent yield in 36% tax bracket                      8.19%
30-Year Treasury bond                                            5.93%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund's yield. Statistics as of March 31, 1998.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

In 1998, opportunities should continue for municipal bond investors...

At present, there is little sign of inflation on the horizon, and, with the Asian turmoil of recent months, it's possible that the economy may slow somewhat in the next year. Meanwhile, the federal budget situation has improved dramatically in the past several years.

Naturally, those conditions are subject to change over time. The market could be vulnerable if the economy strengthens or the budget situation unexpectedly worsens. We will, of course, continue to closely monitor economic progress.

As for the tax-exempt market, municipal bonds currently represent unusual value relative to their taxable counterparts. We believe that municipals will continue to serve their traditional function of financing vital public works, while offering good opportunities for tax-conscious investors.


                             Sincerely,

                         /s/ Thomas J. Fetter

                             Thomas J. Fetter
                             President
                             May 11, 1998

*It is not possible to invest directly in an Index or Average.

--------------------------------------------------------------------------------
                  Effective November 24, 1997, William H. Ahern
            became Portfolio Manager of the New York Limited Maturity
  Municipals Portfolio. Mr. Ahern is Vice President of Eaton Vance Management
                       and Boston Management and Research,
               and manages other Eaton Vance municipal portfolios.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution.
  Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

EV Classic Florida Limited Maturity Municipals Fund as of March 31, 1998

INVESTMENT UPDATE

[Photo of William H. Ahern]

William H. Ahern,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

o Florida's economy continues to enjoy great strength, driven by a diverse base that includes a boom- ing service sector. The service sector accounts for over 35% of total non-farm employment and is dominated by tourism. Florida topped California and Hawaii to rank as the country's leading destination for summer vacations.

o Trade continues to provide strong job growth. Industrial machinery, computers, electrical equipment, transportation equipment, fertilizer and scientific instruments were among Florida's leading export industries in the past year.

o Other important sectors in the Florida economy include construction - which slowed somewhat in the past year from the rapid growth of the mid-1990's - and manufacturing, which accounts for almost 8% of total employment. Within manufacturing, the aerospace, telecommunications equipment, and defense industries should continue to show strength.

The Fund
--------------------------------------------------------------------------------

o During the year ended March 31, 1998, the Fund had a total return of 7.0%.(1)

o This return resulted from an increase in net asset value per share to $9.73 on March 31, 1998 from $9.44 on March 31, 1997, and the reinvestment of $0.357 per share in tax-free dividend income.(2)

o Based on the Fund's most recent dividend and a closing net asset value of $9.73 on March 31, the Fund's distribution rate was 3.68%.(3)

o The Fund's SEC 30-day yield at March 31 was 3.15%.(4)

Management Update
--------------------------------------------------------------------------------

o The Portfolio continued its long-standing barbell strategy, which balances discount bonds for capital appreciation with higher-coupon issues for income. Escrowed bonds, general obligations, insured hospitals, and electric utilities represented the largest weightings.

o Amid a low-inflation economic outlook, the climate for bonds remained generally constructive. Therefore, we continued our efforts to improve the Fund's call protection, which further enhanced Fund's capital appreciation potential.

o With quality a major consideration for Florida investors, insured bonds again represented a high percentage of the Portfolio's investments.(5)

Your Investment at Work
--------------------------------------------------------------------------------

Palm Beach County
Solid Waste Industrial Development Bonds            [Graphic Omitted]
Osceola Power Project

o The proceeds of this bond were used to finance the construction and operation of a facility to dispose of by-products from Osceola's sugar mill in Pahokee. The Project's electric generating capacity has been sold to Florida Power & Light Company.

o This co-generation project is additionally attractive because it provides environmental solutions while generating economic benefits.

o The bonds have attractive 6.95% coupon and are an example of the Portfolio's efforts to find opportunities in selective non-rated issues.

--------------------------------------------------------------------------------

(1) This return does not include the Fund's applicable contingent deferred sales charge (CDSC). (2) A portion of the Fund's income could be subject to federal income and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yields are calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result. (5) Private insurance does not remove the interest rate risks that are associated with these investments. (6) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns reflect 1% CDSC.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of March 31, 1998

Performance(6)
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------

One year                                                      7.0%
Life of Fund (12/8/93)                                        3.3

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------

One year                                                      6.0%
Life of Fund (12/8/93)                                        3.3

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV CLASSIC FLORIDA LIMITED MATURITY MUNICIPALS FUND VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* Dec. 31, 1993 - March 31, 1998

DATE              FUND         LBMBI
-------------------------------------
12/31/93       $10,000        $10,000
 1/31/94        10,110         10,106
 2/28/94         9,904          9,887
 3/31/94         9,583          9,623
 4/30/94         9,660          9,693
 5/31/94         9,727          9,741
 6/30/94         9,691          9,724
 7/31/94         9,819          9,861
 8/31/94         9,826          9,913
 9/30/94         9,749          9,818
10/31/94         9,643          9,719
11/30/94         9,512          9,577
12/31/94         9,647          9,723
 1/31/95         9,816          9,905
 2/28/95         9,994         10,128
 3/31/95        10,044         10,233
 4/30/95        10,057         10,261
 5/31/95        10,245         10,534
 6/30/95        10,234         10,524
 7/31/95        10,342         10,658
 8/31/95        10,426         10,784
 9/30/95        10,448         10,825
10/31/95        10,534         10,920
11/30/95        10,609         11,040
12/31/95        10,663         11,098
 1/31/96        10,729         11,206
 2/28/96        10,653         11,168
 3/31/96        10,531         11,059
 4/30/96        10,498         11,038
 5/31/96        10,464         11,022
 6/30/96        10,522         11,107
 7/31/96        10,575         11,198
 8/31/96        10,575         11,205
 9/30/96        10,665         11,306
10/31/96        10,719         11,427
11/30/96        10,899         11,618
12/31/96        10,821         11,583
 1/31/97        10,797         11,625
 2/28/97        11,868         11,721
 3/31/97        10,729         11,569
 4/30/97        10,795         11,629
 5/31/97        10,931         11,775
 6/30/97        11,001         11,887
 7/31/97        11,183         12,163
 8/31/97        11,069         12,077
 9/30/97        11,150         12,204
10/31/97        11,184         12,276
11/30/97        11,234         12,320
12/31/97        11,359         12,471
 1/31/98        11,476         12,601
 2/28/98        11,477         12,612
 3/31/98        11,474         12,613

*Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest in an Index.


--------------------------------------------------------------------------------
Federal income tax information on distributions. For Federal income tax purposes, 99.53% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1998 is designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EV Classic Massachusetts Limited Maturity Municipals Fund as of March 31, 1998

INVESTMENT UPDATE

[Photo of William H. Ahern]

William H. Ahern,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

o Massachusetts' economy benefits from diverse sources of strength - most notably the high-technology and financial services industries - which have produced solid growth, high personal incomes, and very low unemployment. The Commonwealth's March unemployment rate was 3.7%.

o Massachusetts' manufacturing base has enjoyed a sharp turnaround in the past year, with manufacturing employment rising by 12,000 jobs in the past year, according to the Department of Economic Development. That marked the largest annual increase for the manufacturing sector since 1984.

o Despite the booming economy, however, Massachusetts has one of the highest per-capita debt levels in the nation. Major projects, such as a new convention center and the Central Artery/Third Harbor Tunnel Project, could create financial pressures in the years to come.

The Fund
--------------------------------------------------------------------------------

o During the year ended March 31, 1998, the Fund had a total return of 7.2%.(1)

o This return resulted from an increase in net asset value per share to $9.88 on March 31, 1998 from $9.57 on March 31, 1997, and the reinvestment of $0.366 per share in tax-free dividend income.(2)

o Based on the Fund's most recent dividend and a closing net asset value of $9.88 on March 31, the Fund's distribution rate was 3.71%.(3)

o The Fund's SEC 30-day yield at March 31 was 2.77%.(4)

Management Update
--------------------------------------------------------------------------------

o The Portfolio underwent some modest adjustments during the past year. While still fiercely competitive, the hospital sector offered value among the better institutions and represented the Portfolio's largest weighting at March 31.

o Consistent with our favorable market outlook, we have continued to upgrade call protection. Typically, as bonds age, their call protection is eroded, reducing their responsiveness to lower interest rates.

o Municipal issuance has been increasingly dominated by investment-grade and insured bonds. To preserve the Fund's yield, we have selectively pursued bonds in the non-rated segment of the market, where Eaton Vance's research strengths can add significant value to the Portfolio.

Your Investment at Work
--------------------------------------------------------------------------------

Massachusetts Health & Educational Finance Authority     [Graphic Omitted]
Fairview Extended Care Facilities, Inc.

o Fairview Extended Care Services, Inc. is a non-profit company that operates a series of nursing homes and continuing care facilities within the Commonwealth.

o These 1990 First Mortgage Series A bonds were issued in 1990 with a 10.125% coupon.

o The non-rated bonds were prerefunded in July 1997. While the bonds' handsome coupon provided excellent income for the Fund, the prerefunding provided an additional boost to performance.


(1) This return does not include the Fund's applicable contingent deferred sales charge (CDSC). (2) A portion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yields are calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result. (5) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns reflect 1% CDSC.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Fund Information
as of March 31, 1998
--------------------------------------------------------------------------------

Performance(5)
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One year                                                      7.2%
Life of Fund (12/9/93)                                        3.7

SEC Average Annual Total Returns (including applicable CDSC)
One year                                                      6.2%
Life of Fund (12/9/93)                                        3.7

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV CLASSIC MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* Dec. 31, 1993 - March 31, 1998

DATE              FUND         LBMBI
-------------------------------------
12/31/93       $10,000        $10,000
 1/31/94        10,068         10,106
 2/28/94         9,892          9,887
 3/31/94         9,623          9,623
 4/30/94         9,691          9,693
 5/31/94         9,749          9,741
 6/30/94         9,724          9,724
 7/31/94         9,863          9,861
 8/31/94         9,890          9,913
 9/30/94         9,794          9,818
10/31/94         9,689          9,719
11/30/94         9,559          9,577
12/31/94         9,695          9,723
 1/31/95         9,854          9,905
 2/28/95        10,033         10,128
 3/31/95        10,094         10,233
 4/30/95        10,097         10,261
 5/31/95        10,286         10,534
 6/30/95        10,244         10,524
 7/31/95        10,343         10,658
 8/31/95        10,438         10,784
 9/30/95        10,472         10,825
10/31/95        10,559         10,920
11/30/95        10,657         11,040
12/31/95        10,711         11,098
 1/31/96        10,767         11,206
 2/28/96        10,724         11,168
 3/31/96        10,614         11,059
 4/30/96        10,560         11,038
 5/31/96        10,549         11,022
 6/30/96        10,608         11,107
 7/31/96        10,672         11,198
 8/31/96        10,673         11,205
 9/30/96        10,765         11,306
10/31/96        10,853         11,427
11/30/96        10,012         11,618
12/31/96        10,934         11,583
 1/31/97        10,934         11,625
 2/28/97        11,028         11,721
 3/31/97        10,901         11,569
 4/30/97        10,980         11,629
 5/31/97        10,106         11,775
 6/30/97        11,189         11,887
 7/31/97        11,372         12,163
 8/31/97        11,292         12,077
 9/30/97        11,363         12,204
10/31/97        11,387         12,276
11/30/97        11,449         12,320
12/31/97        11,598         12,471
 1/31/98        11,682         12,601
 2/28/98        11,696         12,612
 3/31/98        11,682         12,613

*Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest in an Index.

Federal income tax information on distributions. For Federal income tax purposes, 99.74% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1998 is designated as an exempt-interest dividend.

EV Classic New York Limited Maturity Municipals Fund as of March 31, 1998

INVESTMENT UPDATE

[Photo of William H. Ahern]

William H. Ahern,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

o The strength of the national expansion is finally starting to have an impact on the New York State economy. The state added 96,000 jobs in 1997, an increase of 1.2%. However, the state continued to lag national trends, where employment rose 2.3%. The gap is expected to narrow slightly in 1998, led by strength in the service and finance sectors.

o Wall Street activity was again a major boost to New York's economy, as the sharp rise in corporate underwriting and merger-and-acquisition activity contributed to robust profit growth. Bonuses earned in the state's financial sectors added $4.2 billion to state personal income growth in 1997.

o With downsizing among large New York companies exacting a heavy toll, small business growth has become central to the state's job creation. It's estimated that small business has added more than 500,000 jobs since 1992, while large companies have reduced their workforce by nearly 250,000.

The Fund
--------------------------------------------------------------------------------

o During the year ended March 31, 1998, the Fund had a total return of 8.3%.(1)

o This return resulted from an increase in net asset value per share to $9.95 on March 31, 1998 from $9.53 on March 31, 1997, and the reinvestment of $0.357 per share in tax-free dividend income.(2)

o Based on the Fund's most recent dividend and a closing net asset value of $9.95 on March 31, the Fund's distribution rate was 3.60%.(3)

o The Fund's SEC 30-day yield at March 31 was 3.08%.(4)

Management Update
--------------------------------------------------------------------------------

o With New York enjoying a strong economic uptrend, the Portfolio has maintained a large exposure to state appropriated debt, which was upgraded during the period by Standard & Poor's rating agency.

o We maintained a lower exposure to insured bonds than in past cycles. With insured bonds plentiful in the New York market, we searched for value in other areas, including hospitals and New York City housing bonds.

o Escrowed bonds remained among the Portfolio's largest sector weightings. Because they are backed by Treasury bonds, escrowed bonds are viewed as the highest quality and tend to perform well in a constructive market environment.

Your Investment at Work
--------------------------------------------------------------------------------

Dormitory Authority
State of New York                                  [Graphic Omitted]
Nyack Hospital

o Nyack Hospital is a private, non-profit institution that operates a 402-bed acute care facility located in Rockland County, 20 miles north of New York City.

o The bonds were issued to advance-refund earlier bonds that had financed the construction of medical facilities at Nyack Hospital.

o The bonds have a 6.00% coupon and are not subject to redemption prior to their July 2006 maturity date, further improving the Fund's call protection.


(1) This return does not include the Fund's applicable contingent deferred sales charge (CDSC). (2) A portion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yields are calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result. (5) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns reflect 1% CDSC.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Fund Information
as of March 31, 1998

Performance5
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------

One year                                                      8.3%
Life of Fund (12/8/93)                                        3.8

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------

One year                                                      7.3%
Life of Fund (12/8/93)                                        3.8

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV CLASSIC
NEW YORK LIMITED MATURITY MUNICIPALS FUND VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* Dec. 31, 1993 - March 31, 1998

DATE              FUND         LBMBI
-------------------------------------
12/31/93       $10,000        $10,000
 1/31/94        10,100         10,106
 2/28/94         9,903          9,887
 3/31/94         9,612          9,623
 4/30/94         9,679          9,693
 5/31/94         9,746          9,741
 6/30/94         9,710          9,724
 7/31/94         9,828          9,861
 8/31/94         9,845          9,913
 9/30/94         9,737          9,818
10/31/94         9,631          9,719
11/30/94         9,458          9,577
12/31/94         9,604          9,723
 1/31/95         9,773          9,905
 2/28/95         9,972         10,128
 3/31/95        10,022         10,233
 4/30/95        10,035         10,261
 5/31/95        10,223         10,534
 6/30/95        10,191         10,524
 7/31/95        10,299         10,658
 8/31/95        10,383         10,784
 9/30/95        10,416         10,825
10/31/95        10,503         10,920
11/30/95        10,610         11,040
12/31/95        10,664         11,098
 1/31/96        10,729         11,206
 2/28/96        10,664         11,168
 3/31/96        10,542         11,059
 4/30/96        10,510         11,038
 5/31/96        10,487         11,022
 6/30/96        10,545         11,107
 7/31/96        10,608         11,198
 8/31/96        10,586         11,205
 9/30/96        10,699         11,306
10/31/96        10,775         11,427
11/30/96        10,955         11,618
12/31/96        10,888         11,583
 1/31/97        10,865         11,625
 2/28/97        11,947         11,721
 3/31/97        10,842         11,569
 4/30/97        10,897         11,629
 5/31/97        10,044         11,775
 6/30/97        11,149         11,887
 7/31/97        11,411         12,163
 8/31/97        11,320         12,077
 9/30/97        11,413         12,204
10/31/97        11,435         12,276
11/30/97        11,485         12,320
12/31/97        11,645         12,471
 1/31/98        11,727         12,601
 2/28/98        11,752         12,612
 3/31/98        11,737         12,613

*Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest in an Index.

Federal income tax information on distributions. For Federal income tax purposes, 99.89% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1998 is designated as an exempt-interest dividend.

EV Classic Pennsylvania Limited Maturity Municipals Fund as of March 31, 1998

INVESTMENT UPDATE

[Photo of Timothy T. Browse]

Timothy T. Browse,
Portfolio Manager

The Economy
--------------------------------------------------------------------------------

o Manufacturing, which has long been a sore spot for the Pennsylvania economy, showed signs of a comeback in 1997 and early 1998, adding more than 4,000 jobs. Producers of both durable and non-durable goods participated in the revival. Industrial machinery and chemicals were two areas that were especially strong.

o The Commonwealth's jobless rate - at 4.8% in March - showed steady improvement from the 5.3% rate of a year ago. Construction employment increased sharply in 1997, rising by more than 15,000 jobs, a 7% increase over 1996.

o Pennsylvania continues to diversify beyond its traditional industrial economic base. In 1997, the Commonwealth spent more than $100 million on advanced manufacturing research (AMR), which uses state-of-the-art technologies to produce high value-added products. Pennsylvania universities awarded more than 1,100 AMR-related degrees.

The Fund
--------------------------------------------------------------------------------

o During the year ended March 31, 1998, the Fund had a total return of 8.2%.(1)

o This return resulted from an increase in net asset value per share to $9.98 on March 31, 1998 from $9.57 on March 31, 1997, and the reinvestment of $0.366 per share in tax-free dividend income.(2)

o Based on the Fund's most recent dividend and a closing net asset value of $9.98 on March 31, the Fund's distribution rate was 3.68%.(3)

o The Fund's SEC 30-day yield at March 31 was 2.61%.(4)


Management Update
--------------------------------------------------------------------------------

o In a constructive market environment, the Portfolio reduced its exposure to par bonds while selectively adding discount bonds and zero coupons. These issues are typically more sensitive to changes in interest rates.

o The Portfolio remained extremely selective in the Pennsylvania hospital sector, especially in the overbedded Philadelphia market. We found good value in stand-alone, BBB rated institutions located in rural locations.

o In an increasingly generic market, we sought opportunities among non-rated and lower-rated bonds. Lower-rated solid waste and cogeneration issues provided some attractive situations.

Your Investment at Work
--------------------------------------------------------------------------------

Monroeville Hospital Authority
Hospital Revenue Refunding Bonds
Forbes Health System

o Forbes Health System is a healthcare corporation providing comprehensive health care services in southwestern Pennsylvania, including Forbes Regional Hospital, a 350-bed acute care facility in Monroeville.

o The proceeds of the bonds were used to advance-refund an outstanding issue that financed construction and equipment installation at the Monroeville facility.

o The bonds have a 5.75% coupon and are rated A3 by Moody's and BBB+ by Standard & Poor's. They are an example of the Portfolio's efforts to add value through lower-rated, investment-grade bonds that may have further upgrade potential.

-------------------------------------------------------------------------------

(1) This return does not include the Fund's applicable contingent deferred sales charge (CDSC). (2) A portion of the Fund's income could be subject to federal and state income tax and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yields are calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result. (5) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns reflect 1% CDSC.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Fund Information
as of March 31, 1998

Performance(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------

One year                                                      8.2%
Life of Fund (12/8/93)                                        3.9

SEC Average Annual Total Returns (including applicable CDSC)
--------------------------------------------------------------------------------

One year                                                      7.2%
Life of Fund (12/8/93)                                        3.9

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV CLASSIC PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* Dec. 31, 1993 - March 31, 1998

DATE              FUND         LBMBI
-------------------------------------
12/31/93       $10,000        $10,000
 1/31/94        10,111         10,106
 2/28/94         9,925          9,887
 3/31/94         9,625          9,623
 4/30/94         9,703          9,693
 5/31/94         9,761          9,741
 6/30/94         9,736          9,724
 7/31/94         9,854          9,861
 8/31/94         9,872          9,913
 9/30/94         9,776          9,818
10/31/94         9,681          9,719
11/30/94         9,540          9,577
12/31/94         9,686          9,723
 1/31/95         9,846          9,905
 2/28/95        10,035         10,128
 3/31/95        10,086         10,233
 4/30/95        10,100         10,261
 5/31/95        10,288         10,534
 6/30/95        10,247         10,524
 7/31/95        10,335         10,658
 8/31/95        10,420         10,784
 9/30/95        10,453         10,825
10/31/95        10,541         10,920
11/30/95        10,638         11,040
12/31/95        10,693         11,098
 1/31/96        10,759         11,206
 2/28/96        10,695         11,168
 3/31/96        10,595         11,059
 4/30/96        10,530         11,038
 5/31/96        10,508         11,022
 6/30/96        10,567         11,107
 7/31/96        10,632         11,198
 8/31/96        10,643         11,205
 9/30/96        10,746         11,306
10/31/96        10,812         11,427
11/30/96        10,971         11,618
12/31/96        10,927         11,583
 1/31/97        10,950         11,625
 2/28/97        11,033         11,721
 3/31/97        10,905         11,569
 4/30/97        10,962         11,629
 5/31/97        11,088         11,775
 6/30/97        11,193         11,887
 7/31/97        11,468         12,163
 8/31/97        11,366         12,077
 9/30/97        11,472         12,204
10/31/97        11,495         12,276
11/30/97        11,534         12,320
12/31/97        11,695         12,471
 1/31/98        11,790         12,601
 2/28/98        11,793         12,612
 3/31/98        11,802         12,613

*Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest in an Index.

Federal income tax information on distributions. For Federal income tax purposes, 99.73% of the total dividends paid by the Fund from net investment income during the year ended March 31, 1998 is designated as an exempt-interest dividend.

EV Classic Limited Maturity Municipals Funds as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS
------------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities

As of March 31, 1998

                                                                                Classic        Classic      Classic       Classic
                                                                                Florida     Massachusetts   New York    Pennsylvania
                                                                              Limited Fund  Limited Fund  Limited Fund  Limited Fund
------------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investment in Limited Maturity Municipals Portfolio --
  Identified  cost                                                             $6,426,364    $4,283,707    $2,179,944    $5,105,557
Unrealized  appreciation                                                          159,683       166,397        92,400       173,931
------------------------------------------------------------------------------------------------------------------------------------
Total investment in Portfolio, at value (Note 1A)                              $6,586,047    $4,450,104    $2,272,344    $5,279,488
------------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                                $     --      $     --      $     --      $      250
Receivable from the Administrator (Note 4)                                         20,021        18,813        22,256        16,196
Deferred organization expenses (Note 1D)                                            2,409         1,492         1,391         1,370
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                   $6,608,477    $4,470,409    $2,295,991    $5,297,304
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Dividends payable                                                              $    5,330    $    3,636    $    1,809    $    4,238
Payable for Fund shares redeemed                                                   40,010          --             979       150,005
Payable to affiliate for Trustees' fees (Note 4)                                      100             4          --              47
Accrued expenses                                                                   10,666         7,463         7,417        10,249
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                              $   56,106    $   11,103    $   10,205    $  164,539
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     $6,552,371    $4,459,306    $2,285,786    $5,132,765
------------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                $7,531,036    $4,524,452    $2,453,569    $5,476,419
Accumulated net realized loss on investments from Portfolio (computed on the
  basis of identified  cost)                                                   (1,147,245)     (233,764)     (260,680)     (523,162)
Accumulated undistributed net investment income                                     8,897         2,221           497         5,577
Net unrealized appreciation of investments from Portfolio (computed on the
  basis of identified cost)                                                       159,683       166,397        92,400       173,931
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                          $6,552,371    $4,459,306    $2,285,786    $5,132,765
------------------------------------------------------------------------------------------------------------------------------------

Shares of Beneficial Interest Outstanding
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  673,148       451,136       229,639       514,215
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price
Per Share (Note 6)
------------------------------------------------------------------------------------------------------------------------------------
(Net assets / shares of beneficial interest outstanding)                          $     9.73   $     9.88   $     9.95   $     9.98
------------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

EV Classic Limited Maturity Municipals Funds as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Statements of Operations

For the Year Ended March 31, 1998

                                                                               Classic        Classic       Classic       Classic
                                                                               Florida     Massachusetts   New York    Pennsylvania
                                                                             Limited Fund  Limited Fund  Limited Fund  Limited Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
------------------------------------------------------------------------------------------------------------------------------------
Interest income allocated from Portfolio                                       $331,956      $236,191      $147,683      $296,525
Expenses allocated from Portfolio                                               (33,611)      (24,202)      (16,192)      (30,512)
------------------------------------------------------------------------------------------------------------------------------------
Net investment income from Portfolio                                           $298,345      $211,989      $131,491      $266,013
------------------------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------------------------
Compensation of  Trustees not  members of the
  Administrator's  organization (Note 4)                                       $    226      $      4      $   --        $    173
Distribution and service fees (Note 5)                                           54,822        39,040        24,636        47,626
Custodian fee (Note 1F)                                                           3,270         4,225         3,895         3,891
Transfer and dividend disbursing agent fees                                       5,516         3,629         2,973         4,724
Printing and postage                                                              8,607         7,692         8,828        10,356
Legal and accounting services                                                    12,752         8,996         9,583        13,878
Registration fees                                                                    70         1,000           800          --
Amortization of organization expenses (Note 1D)                                   1,453         2,212         2,048         2,018
Miscellaneous                                                                     1,605         1,498         1,471         1,787
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                 $ 88,321      $ 68,296      $ 54,234      $ 84,453
------------------------------------------------------------------------------------------------------------------------------------
Deduct --
  Allocation of expenses to the Administrator (Note 4)                         $ 20,021      $ 18,813      $ 22,256      $ 16,196
  Reduction of custodian fee (Note 1F)                                             --             500          --            --
------------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                                       $ 20,021      $ 19,313      $ 22,256      $ 16,196
------------------------------------------------------------------------------------------------------------------------------------

Net expenses                                                                   $ 68,300      $ 48,983      $ 31,978      $ 68,257
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                          $230,045      $163,006      $ 99,513      $197,756
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                              $ 73,821      $ 46,459      $ 42,594      $ 72,836
  Financial futures contracts                                                   (93,722)      (65,580)      (12,065)      (48,676)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                            $(19,901)     $(19,121)     $ 30,529      $ 24,160
------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments                                                                  $221,521      $166,168      $102,667      $199,046
  Financial futures contracts                                                   (13,884)      (13,009)      (12,076)          314
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments            $207,637      $153,159      $ 90,591      $199,360
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments                                $187,736      $134,038      $121,120      $223,520
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                                     $417,781      $297,044      $220,633      $421,276
------------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

EV Classic Limited Maturity Municipals Funds as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Year Ended March 31, 1998

                                                                                Classic       Classic       Classic       Classic
                                                                                Florida     Massachusetts   New York    Pennsylvania
Increase (Decrease) in Net Assets                                             Limited Fund  Limited Fund  Limited Fund  Limited Fund
------------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                                        $  230,045    $  163,006    $   99,513    $  197,756
  Net realized gain (loss) on investment transactions                             (19,901)      (19,121)       30,529        24,160
  Net change in unrealized appreciation (depreciation) of investments             207,637       153,159        90,591       199,360
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                     $  417,781    $  297,044    $  220,633    $  421,276
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
  From net investment income                                                   $ (226,160)   $ (162,712)   $  (99,861)   $ (197,570)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                            $ (226,160)   $ (162,712)   $  (99,861)   $ (197,570)
------------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest (Note 3) --
  Proceeds from sale of shares                                                 $4,321,722    $1,089,608    $  611,747    $  365,146
  Net asset value of shares issued to shareholders in payment of
    distributions declared                                                        143,394       144,450        61,453       150,073
  Cost of shares redeemed                                                      (3,891,079)   (1,523,922)   (1,495,505)   (1,289,675)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions             $  574,037    $ (289,864)   $ (822,305)   $ (774,456)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                                          $  765,658    $ (155,532)   $ (701,533)   $ (550,750)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                                           $5,786,713    $4,614,838    $2,987,319    $5,683,515
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                                                 $6,552,371    $4,459,306    $2,285,786    $5,132,765
------------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net
investment income included in net assets
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                                                 $    8,897    $    2,221    $      497    $    5,577
------------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

EV Classic Limited Maturity Municipals Funds as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Year Ended March 31, 1997

                                                                                Classic        Classic      Classic       Classic
                                                                                Florida     Massachusetts   New York    Pennsylvania
Increase (Decrease) in Net Assets                                             Limited Fund  Limited Fund  Limited Fund  Limited Fund
------------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                                       $   260,641   $   186,040   $   143,360   $   253,423
  Net realized loss on investment transactions                                   (144,972)      (56,901)      (59,746)      (86,282)
  Net change in unrealized appreciation (depreciation) of investments              19,994            56        27,646        17,127
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                    $   135,663   $   129,195   $   111,260   $   184,268
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
  From net investment income                                                  $  (256,923)  $  (181,633)  $  (142,062)  $  (247,481)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders                                           $  (256,923)  $  (181,633)  $  (142,062)  $  (247,481)
------------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest (Note 3) --
  Proceeds from sale of shares                                                $   344,966   $   389,285   $ 1,372,700   $   806,219
  Net asset  value of shares issued to shareholders in payment of
    distributions declared                                                        169,201       160,523       109,805       188,466
  Cost of shares redeemed                                                      (2,904,733)     (935,519)   (2,528,853)   (2,728,664)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from Fund share transactions                       $(2,390,566)  $  (385,711)  $(1,046,348)  $(1,733,979)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                                    $(2,511,826)  $  (438,149)  $(1,077,150)  $(1,797,192)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                                          $ 8,298,539   $ 5,052,987   $ 4,064,469   $ 7,480,707
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                                                $ 5,786,713   $ 4,614,838   $ 2,987,319   $ 5,683,515
------------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net
investment income included in net assets
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                                                $     5,012   $     1,927   $       845   $     5,391
------------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

EV Classic Limited Maturity Municipals Funds as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Financial Highlights

                                            Classic Florida Limited Fund                  Classic Massachusetts Limited Fund
                                  -----------------------------------------------   -----------------------------------------------
                                                Year Ended March 31,                             Year Ended March 31,
                                  -----------------------------------------------   -----------------------------------------------
                                   1998       1997      1996     1995      1994*     1998      1997      1996      1995     1994**
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value --
  Beginning of year               $ 9.440   $ 9.620   $ 9.520   $ 9.480   $10.000   $ 9.570   $ 9.680   $ 9.560   $ 9.520  $10.000
-----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income             $ 0.363   $ 0.364   $ 0.359   $ 0.353   $ 0.103   $ 0.368   $ 0.376   $ 0.370   $ 0.359  $ 0.107
Net realized and unrealized gain
  (loss) on investments             0.285    (0.187)    0.100     0.088    (0.495)    0.309    (0.119)    0.118     0.092   (0.451)
-----------------------------------------------------------------------------------------------------------------------------------
Total income (loss)
  from operations                 $ 0.648   $ 0.177   $ 0.459   $ 0.441   $(0.392)  $ 0.677   $ 0.257   $ 0.488   $ 0.451  $(0.344)
-----------------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income        $(0.358)  $(0.357)  $(0.359)  $(0.353)  $(0.103)  $(0.367)  $(0.367)  $(0.368)  $(0.359) $(0.107)
In excess of net
  investment income                  --        --        --      (0.048)   (0.025)     --        --        --      (0.052)  (0.029)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions               $(0.358)  $(0.357)  $(0.359)  $(0.401)  $(0.128)  $(0.367)  $(0.367)  $(0.368)  $(0.411) $(0.136)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year    $ 9.730   $ 9.440   $ 9.620   $ 9.520   $ 9.480   $ 9.880   $ 9.570   $ 9.680   $ 9.560  $ 9.520
-----------------------------------------------------------------------------------------------------------------------------------

Total Return(1)                      6.95%     1.88%     4.84%     4.81%    (4.07)%    7.16%     2.70%     5.16%     4.90%  (3.67)%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
  (000 omitted)                   $ 6,552   $ 5,787   $ 8,299   $13,771   $22,535   $ 4,459   $ 4,615   $ 5,053   $ 5,378  $ 4,967
Ratio of net expenses to average
  daily net assets(2)(3)             1.70%     1.70%     1.58%     1.50%     1.39%+    1.74%     1.67%     1.47%     1.63%    1.49%+
Ratio of net expenses to average
  daily net assets after
  custodian fee reduction(2)         1.67%     1.68%     1.56%     --        --        1.69%     1.65%     1.46%     --       --
Ratio of net investment income to
  average daily net assets           3.78%     3.80%     3.75%     3.81%     3.25%+    3.76%     3.90%     3.80%     3.82%    3.12%+
-----------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of
  average daily net assets):
  Expenses(2)(3)                     2.03%     1.80%     1.78%     1.71%     1.65%+    2.17%     1.96%     1.92%     2.00%    2.38%+
  Expenses after custodian
    fee reduction(2)                 2.00%     1.78%     1.76%     --        --        2.12%     1.94%     1.91%     --       --
  Net investment income              3.45%     3.70%     3.55%     3.60%     2.99%+    3.32%     3.61%     3.35%     3.45%    2.23%+
Net investment income per share   $ 0.331   $ 0.354   $ 0.340   $ 0.334   $ 0.095   $ 0.325   $ 0.348   $ 0.326   $ 0.324  $ 0.077
------------------------------------------------------------------------------------------------------------------------------------
  +  Annualized.
  *  For the period from the start of business, December 8, 1993, to March 31, 1994.
 **  For the period from the start of business, December 9, 1993, to March 31, 1994.
(1)  Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes each Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                                 See notes to financial statements

EV Classic Limited Maturity Municipals Funds as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Financial Highlights

                                          Classic New York Limited Fund                    Classic Pennsylvania Limited Fund
                                  -----------------------------------------------   -----------------------------------------------
                                                 Year Ended March 31,                             Year Ended March 31,
                                  -----------------------------------------------   -----------------------------------------------
                                    1998      1997      1996     1995      1994*      1998      1997      1996      1995     1994*
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value --
  Beginning of year               $ 9.530   $ 9.620   $ 9.490   $ 9.500   $10.000   $ 9.570   $ 9.660   $ 9.550   $ 9.520  $10.000
-----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income             $ 0.357   $ 0.362   $ 0.359   $ 0.354   $ 0.100   $ 0.369   $ 0.377   $ 0.373   $ 0.359  $ 0.103
Net realized and unrealized gain
  (loss) on investments             0.421    (0.094)    0.130     0.037++  (0.473)    0.408    (0.100)    0.105++   0.082   (0.453)
-----------------------------------------------------------------------------------------------------------------------------------
Total income (loss)
  from operations                 $ 0.778   $ 0.268   $ 0.489   $ 0.391   $(0.373)  $ 0.777   $ 0.277   $ 0.478   $ 0.441  $(0.350)
-----------------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income        $(0.358)  $(0.358)  $(0.359)  $(0.354)  $(0.100)  $(0.367)  $(0.367)  $(0.368)  $(0.359) $(0.103)
In excess of net
  investment income                  --        --        --      (0.047)   (0.027)     --        --        --      (0.052)  (0.027)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions               $(0.358)  $(0.358)  $(0.359)  $(0.401)  $(0.127)  $(0.367)  $(0.367)  $(0.368)  $(0.411) $(0.130)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year    $ 9.950   $ 9.530   $ 9.620   $ 9.490   $ 9.500   $ 9.980   $ 9.570   $ 9.660   $ 9.550  $ 9.520
-----------------------------------------------------------------------------------------------------------------------------------

Total Return(1)                      8.26%     2.84%     5.19%     4.26%    (3.88)%    8.23%     2.93%     5.05%     4.79%   (3.65)%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
  (000 omitted)                   $ 2,286   $ 2,987   $ 4,064   $ 6,043   $ 6,325   $ 5,133   $ 5,684   $ 7,481   $ 9,753  $14,022
Ratio of net expenses to average
  daily net assets(2)(3)             1.78%     1.68%     1.48%     1.52%     1.61%+    1.89%     1.81%     1.53%     1.47%    1.38%+
Ratio of net expenses to average
  daily net assets after
  custodian fee reduction(2)         1.76%     1.66%     1.46%     --        --        1.87%     1.79%     1.51%     --       --
Ratio of net investment income to
  average daily net assets           3.64%     3.77%     3.75%     3.76%     3.17%+    3.73%     3.92%     3.87%     3.83%    3.29%+
-----------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Funds and the Portfolios may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
  average daily net assets):
  Expenses(2)(3)                     2.59%     2.04%     1.90%     1.90%     2.17%+    2.19%     1.93%     1.85%     1.84%    1.82%+
  Expenses after custodian fee
    reduction(2)                     2.57%     2.02%     1.88%     --        --        2.17%     1.91%     1.83%     --       --
  Net investment income              2.83%     3.41%     3.33%     3.38%     2.61%+    3.43%     3.80%     3.55%     3.46%    2.85%+
Net investment income per share   $ 0.278   $ 0.327   $ 0.319   $ 0.318   $ 0.082   $ 0.339   $ 0.365   $ 0.342   $ 0.324  $ 0.089
------------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ The per share amount is not in accord with the net realized and unrealized gains and losses for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
  * For the period from the start of business, December 8, 1993, to March 31, 1994.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes each Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                                 See notes to financial statements

EV Classic Limited Maturity Municipals Funds as of March 31, 1998

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  Eaton Vance Investment Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Trust presently consists of twenty-three Funds, four of which are included in these financial statements. They include EV Classic Florida Limited Maturity Municipals Fund ("Classic Florida Limited Fund"),
  EV Classic Massachusetts Limited Maturity Municipals Fund ("Classic Massachusetts Limited Fund"), EV Classic New York Limited Maturity
  Municipals Fund ("Classic New York Limited Fund") and EV Classic
  Pennsylvania Limited Maturity Municipals Fund ("Classic Pennsylvania Limited Fund"). Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a
  "Portfolio"), a New York Trust, having the same investment objective as its corresponding Fund. The Classic Florida Limited Fund invests its assets in the Florida Limited Maturity Municipals Portfolio, the Classic Massachusetts Limited Fund invests its assets in the Massachusetts Limited Maturity Municipals Portfolio, the Classic New York Limited Fund invests its assets in the New York Limited Maturity Municipals Portfolio and the Classic Pennsylvania Limited Fund invests its assets in the Pennsylvania Limited Maturity Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (9.1%, 7.9%, 3.0%, and 9.1% at March 31, 1998 for the Classic Florida Limited Fund, Classic Massachusetts Limited Fund, Classic New York Limited Fund and Classic Pennsylvania Limited Fund, respectively). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

  On June 23, 1997, the Board of Trustees approved a Plan of Reorganization (the "Plan") for the Trust. Under the terms of the Plan, EV Marathon Florida Limited Maturity Municipals Fund, EV Marathon Massachusetts Limited Maturity Municipals Fund, EV Marathon New York Limited Maturity Municipals Fund and EV Marathon Pennsylvania Limited Maturity Municipals Fund (the Successor Funds), each a separate series of the Trust, would acquire substantially all of the assets and liabilities of EV Classic Florida Limited Maturity Municipals Fund, EV Classic Massachusetts Limited Maturity Municipals Fund, EV Classic New York Limited Maturity Municipals Fund and EV Classic Pennsylvania Limited Maturity Municipals Fund, respectively (the Acquired Funds). The transactions will be structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. The Trust will issue and deliver to the Acquired Funds a number of full and fractional shares of beneficial interest of a separate class of the Successor Funds (Class C shares), which will be equal in value to the net asset value per share of the Acquired Funds multiplied by the number of full and fractional shares of the Acquired Funds then outstanding. Such transactions will occur after the close of business on March 31, 1998.

  Effective April 1, 1998, EV Marathon Florida Limited Maturity Municipals Fund, EV Marathon Massachusetts Limited Maturity Municipals Fund, EV Marathon New York Limited Maturity Municipals Fund and EV Marathon Pennsylvania Limited Maturity Municipals Fund changed their names to Eaton Vance Florida Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund and Eaton Vance Pennsylvania Limited Maturity Municipals Fund.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  B Income -- Each Fund's net investment income consists of the Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 1998, the Funds, for federal income tax purposes had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

  Fund                                       Amount       Expires
  ----------------------------------------------------------------------
  Classic Florida Limited Fund               $23,548      March 31, 2006
                                              47,151      March 31, 2005
                                             560,185      March 31, 2004
                                             175,896      March 31, 2003
  Classic Massachusetts Limited Fund         $26,586      March 31, 2006
                                              30,086      March 31, 2005
                                              98,981      March 31, 2004
                                              35,341      March 31, 2003
                                                  58      March 31, 2002
  Classic New York Limited Fund              $20,866      March 31, 2005
                                             151,250      March 31, 2004
                                              23,430      March 31, 2003
  Classic Pennsylvania Limited Fund          $25,743      March 31, 2005
                                             270,831      March 31, 2004
                                              54,042      March 31, 2003

  Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

  D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years, beginning on the date each Fund commenced operations.

  E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

  G Other -- Investment transactions are accounted for on a trade date basis.

2 Distributions to Shareholders
-----------------------------------------------------------------------
  The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
--------------------------------------------------------------------------------
  The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                      Classic Florida Limited
                                                Fund
                                     --------------------------
                                        Year Ended March 31,
                                     --------------------------
                                           1998          1997
  -------------------------------------------------------------
  Sales                                  445,281        35,995
  Issued to shareholders electing
   to receive payments of
   distributions in Fund shares           14,867        17,701
  Redemptions                           (400,183)     (303,371)
  -------------------------------------------------------------
  Net increase (decrease)                 59,965      (249,675)
  -------------------------------------------------------------

                                       Classic Massachusetts
                                            Limited Fund
                                     --------------------------
                                        Year Ended March 31,
                                     --------------------------
                                           1998          1997
  -------------------------------------------------------------
  Sales                                  111,191        40,444
  Issued to shareholders electing
   to receive payments of
   distributions in Fund shares           14,741        16,648
  Redemptions                           (156,787)      (97,183)
  -------------------------------------------------------------
  Net decrease                           (30,855)      (40,091)
  -------------------------------------------------------------

                                     Classic New York Limited
                                                Fund
                                     --------------------------
                                        Year Ended March 31,
                                     --------------------------
                                           1998          1997
  -------------------------------------------------------------
  Sales                                   62,208       142,963
  Issued to shareholders electing
   to receive payment of
   distribution in Fund shares             6,262        11,452
  Redemptions                           (152,433)     (263,184)
  -------------------------------------------------------------
  Net decrease                           (83,963)     (108,769)
  -------------------------------------------------------------

                                        Classic Pennsylvania
                                            Limited Fund
                                     --------------------------
                                        Year Ended March 31,
                                     --------------------------
                                           1998          1997
  -------------------------------------------------------------
  Sales                                   36,821        84,241
  Issued to shareholders electing
   to receive payments of
   distributions in Fund shares           15,242        19,601
  Redemptions                           (131,936)     (284,505)
  -------------------------------------------------------------
  Net decrease                           (79,873)     (180,663)
  -------------------------------------------------------------

4 Transactions with Affiliates
--------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the administrator of each Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Funds, $20,021, $18,813, $22,256 and $16,196 of expenses related to the operation of the Classic Florida Limited Fund, Classic Massachusetts Limited Fund, Classic New York Limited Fund and Classic Pennsylvania Limited Fund, respectively, were allocated to EVM. Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR. Certain of the officers and Trustees of the Funds and Portfolios are officers and directors/trustees of the above organizations (Note 5).

5 Distribution Plan
--------------------------------------------------------------------------------
  Each Fund has adopted a distribution plan (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Funds to pay the principal underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of each Fund's daily net assets, for providing ongoing distribution services and facilities to the respective Fund. A Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for shares sold plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund and, accordingly, reduces the Fund's net assets. For the year ended March 31, 1998, Classic Florida Limited Fund, Classic Massachusetts Limited Fund, Classic New York Limited Fund and
  Classic Pennsylvania Limited Fund, paid or accrued $45,685, $32,533, $20,530 and $39,688, respectively, to or payable to EVD, representing 0.75% of average daily net assets. At March 31, 1998, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for Classic Florida Limited Fund, Classic Massachusetts Limited Fund, Classic New York Limited Fund and Classic Pennsylvania Limited Fund were approximately $3,719,831, $803,051, $945,493 and $1,750,942, respectively.

  In addition, the Plans authorize the Funds to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plans by authorizing the Funds to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.15% per annum of each Fund's average daily net assets based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. For the year ended March 31, 1998, Classic Florida Limited Fund, Classic Massachusetts Limited Fund, Classic New York Limited Fund and Classic Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $9,137, $6,507, $4,106 and $7,938, respectively. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
--------------------------------------------------------------------------------
  A contingent deferred sales charge (CDSC) of 1% is imposed on any redemption of Fund shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plans. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Funds. For the year ended March 31, 1998, EVD received
  $3,715, $509, $281 and $1,367, respectively, of CDSC paid by shareholders of Classic Florida Limited Fund, Classic Massachusetts Limited Fund, Classic
  New York Limited Fund and Classic Pennsylvania Limited Fund.

7 Investment Transactions
--------------------------------------------------------------------------------
  Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended March 31, 1998, were as follows:


           Florida Limited Portfolio      Massachusetts Limited Portfolio
           --------------------------------------------------------------
Increases                 $4,377,446                           $1,166,477
Decreases                  4,059,311                            1,664,542

          New York Limited Portfolio       Pennsylvania Limited Portfolio
          ---------------------------------------------------------------

Increases                 $  640,447                           $  393,833
Decreases                  1,605,619                            1,326,838

EV Classic Limited Maturity Municipals Funds as of March 31, 1998

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Eaton Vance Investment Trust:
--------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of EV Classic Florida Limited Maturity Municipals Fund, EV Classic Massachusetts Limited Maturity Municipals Fund, EV Classic New York Limited Maturity Municipals Fund, and EV Classic Pennsylvania Limited Maturity Municipals Fund (the Funds) (series of Eaton Vance Investment Trust) as of March 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1998 and 1997 and the financial highlights for each of the years in the five-year period ended March 31, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the aforementioned Funds of Eaton Vance Investment Trust at March 31, 1998, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

                 DELOITTE & TOUCHE LLP
                 Boston, Massachusetts
                 May 1, 1998

Florida Limited Maturity Municipals Portfolio as of March 31, 1998

----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
----------------------------------------------------------------------------------------------------

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
-------------------  Principal
          Standard   Amount
Moody's   & Poor's   (000 omitted)    Security                                           Value
----------------------------------------------------------------------------------------------------

Cogeneration -- 1.1%
----------------------------------------------------------------------------------------------------
NR        NR                $  500    Palm Beach County, Okeelanta
                                      Power Project, (AMT), 6.85%, 2/15/21               $   400,000
NR        NR                   500    Palm Beach County, Osceola
                                      Power Project, (AMT), 6.95%, 1/1/22                    395,000
----------------------------------------------------------------------------------------------------
                                                                                         $   795,000
----------------------------------------------------------------------------------------------------

Electric Utilities -- 12.1%
----------------------------------------------------------------------------------------------------
Aa        AA                $3,000    Gainesville, Utility System Revenue,
                                      5.00%, 10/1/15                                     $ 2,965,529
Aa1       AA                 1,000    Jacksonville Electric Authority,
                                      (St. Johns River Power Park),
                                      5.25%, 10/1/20                                         993,470
Aa1       AA                 2,500    Jacksonville, Electric Authority,
                                      (St. Johns River Power Park),
                                      5.375%, 10/1/16                                      2,556,375
Aa        AA-                2,000    Tallahassee, Electric Refunding Bonds,
                                      5.90%, 10/1/05                                       2,160,980
----------------------------------------------------------------------------------------------------
                                                                                         $ 8,676,354
----------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 17.7%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $1,015    Dade County, Educational Facilities
                                      Authority, (MBIA) Prerefunded to
                                      10/1/01, 7.00%, 10/1/08                            $ 1,128,558
Aaa       AAA                1,500    Dade County Local School District,
                                      (FGIC), Prerefunded to 8/1/01, 6.00%, 8/1/06         1,590,015
Aaa       AAA                1,500    Florida Department of Natural Resources,
                                      Preservation 2000, (MBIA), Prerefunded to
                                      7/1/98, 7.25%, 7/1/08                                1,543,185
Aaa       AAA                1,450    Hillsborough County, Aviation Authority,
                                      (Tampa International Airport), (FGIC),
                                      Prerefunded to 10/01/99, 6.85%, 10/1/06              1,544,323
Aaa       AAA                4,000    Jacksonville Health Facilities Authority,
                                      (Baptist Medical Center), (MBIA), 7.25%,
                                      6/1/05(1)(2)                                         4,239,679
Aa2       AA-                1,250    Orlando Utility Community Water and Electric,
                                      Prerefunded to 10/1/01, 6.50%, 10/1/20               1,370,513
Baa1      AAA                1,250    Puerto Rico Aqueduct and Sewer Authority,
                                      Prerefunded to 7/1/98, 7.875%, 7/1/17                1,287,850
----------------------------------------------------------------------------------------------------
                                                                                         $12,704,123
----------------------------------------------------------------------------------------------------

General Obligations -- 18.5%
----------------------------------------------------------------------------------------------------
Aa2       AA                $1,000    Florida Department of Transportation,
                                      5.00%, 7/1/18                                      $   986,140
Aa2       AA+                2,750    Florida State Board of Education,
                                      5.00%, 6/1/14                                        2,749,808
Aa2       AA+                1,000    Florida State Board of Education,
                                      5.00%, 6/1/15                                          989,710
Aa2       AA+                3,000    Florida State Board of Education,
                                      5.55%, 6/1/11                                        3,185,189
Baa1      A                  1,050    Puerto Rico Commonwealth, 0.00%, 7/1/08                662,750
Baa1      A-                 2,000    Puerto Rico Municipal Finance Agency,
                                      5.50%, 7/1/01                                        2,085,180
Baa1      A                  1,000    Puerto Rico Public Building Authority,
                                      6.50%, 7/1/03                                        1,097,260
NR        NR                 1,500    Virgin Islands Public Finance Authority,
                                      (Matching Loan Fund Notes), 6.80%, 10/1/00           1,589,970
----------------------------------------------------------------------------------------------------
                                                                                         $13,346,007
----------------------------------------------------------------------------------------------------

Hospitals -- 4.9%
----------------------------------------------------------------------------------------------------
NR        BBB+              $1,250    Escambia County, Health Facilities Authority,
                                      (Baptist Hospital, Inc. and Baptist Manor,
                                      Inc.), 6.00%, 10/1/14                              $ 1,318,588
Baa1      NR                   425    Jacksonville Health Facilities Authority,
                                      (National Benevolent Association - Cypress
                                      Village), 6.00%, 12/1/98                               430,899
Baa1      NR                   450    Jacksonville Health Facilities Authority,
                                      (National Benevolent Association - Cypress
                                      Village), 6.25%, 12/1/99                               466,029
Baa1      NR                   480    Jacksonville Health Facilities Authority,
                                      (National Benevolent Association - Cypress
                                      Village), 6.50%, 12/1/00                               507,048
NR        BBB                  355    Valley, AL Special Care Facilities Financing
                                      Authority, (Lanier Memorial Hospital),
                                      5.00%, 11/1/03                                         357,648
NR        BBB                  455    Valley, AL Special Care Facilities Financing
                                      Authority, (Lanier Memorial Hospital),
                                      5.00%, 11/1/04                                         457,389
----------------------------------------------------------------------------------------------------
                                                                                         $ 3,537,601
----------------------------------------------------------------------------------------------------

Housing -- 0.9%
----------------------------------------------------------------------------------------------------
NR        A                 $  425    Clearwater, Housing Authority, (Hamptons at
                                      Clearwater), 5.40%, 5/1/13                         $   434,686
Baa       BBB                  200    Puerto Rico Housing Bank and Finance Agency,
                                      5.10%, 12/1/03                                         204,956
----------------------------------------------------------------------------------------------------
                                                                                         $   639,642
----------------------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 3.0%
----------------------------------------------------------------------------------------------------
Baa2      BBB               $2,000    Polk County, Industrial Development
                                      Authority, (IMC Fertilizer), (AMT),
                                      7.525%, 1/1/15                                     $ 2,164,180
----------------------------------------------------------------------------------------------------
                                                                                         $ 2,164,180
----------------------------------------------------------------------------------------------------

Insured - Cogeneration -- 2.9%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $2,000    Dade County, Resource Recovery Facilities,
                                      (AMBAC) (AMT), 5.30%, 10/1/07                      $ 2,117,820
----------------------------------------------------------------------------------------------------
                                                                                         $ 2,117,820
----------------------------------------------------------------------------------------------------

Insured - Electric Utilities -- 2.4%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $1,750    Dade County, Water and Sewer System, (FGIC),
                                      5.25%, 10/1/21                                     $ 1,756,003
----------------------------------------------------------------------------------------------------
                                                                                         $ 1,756,003
----------------------------------------------------------------------------------------------------

Insured - General Obligations -- 3.5%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $2,000    Dade County Local School District, (MBIA),
                                      5.00%, 2/15/15                                     $ 1,981,900
Aaa       AAA                  520    Dade County, FL, (MBIA), 0.00%, 10/1/06                352,399
Aaa       AAA                  330    Dade County, FL, (MBIA), 0.00%, 10/1/08                201,785
----------------------------------------------------------------------------------------------------
                                                                                         $ 2,536,084
----------------------------------------------------------------------------------------------------

Insured - Hospitals -- 8.5%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $2,500    Naples, FL, (Naples Community Hospital Inc.),
                                      (MBIA), 5.50%, 10/1/16                             $ 2,580,525
Aaa       AAA                2,450    North Broward, Hospital District, (MBIA),
                                      5.25%, 1/15/17                                       2,463,843
Aaa       AAA               $1,000    Orange County Health Facilities Authority,
                                      (Adventist Health System/Sunbelt Inc,),
                                      (FSA), 5.50%, 11/15/02                             $ 1,056,200
----------------------------------------------------------------------------------------------------
                                                                                         $ 6,100,568
----------------------------------------------------------------------------------------------------

Insured - Housing -- 3.5%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $1,240    Florida Housing Finance Agency, (Leigh
                                      Meadows Apartments), (AMBAC), 5.85%, 9/1/10        $ 1,318,492
Aaa       AAA                1,140    Florida Housing Finance Agency, (Stottert
                                      Arms Apartments), (AMBAC), 5.90%, 9/1/10             1,211,045
----------------------------------------------------------------------------------------------------
                                                                                         $ 2,529,537
----------------------------------------------------------------------------------------------------

Insured - Industrial Development Revenue -- 2.2%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $1,500    Pinellas County Resource Recovery, (MBIA),
                                      5.125%, 10/1/04                                    $ 1,563,915
----------------------------------------------------------------------------------------------------
                                                                                         $ 1,563,915
----------------------------------------------------------------------------------------------------

Insured - Lease Revenue / Certificates of
Participation -- 1.5%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $1,000    Palm Beach County, Criminal Justice Facilities,
                                      (FGIC), 5.375%, 6/1/10                             $ 1,070,080
----------------------------------------------------------------------------------------------------
                                                                                         $ 1,070,080
----------------------------------------------------------------------------------------------------

Insured - Special Tax Revenue -- 2.1%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $1,500    Orange County, Tourist Development Tax,
                                      (MBIA), 5.00%, 10/1/14                             $ 1,500,000
----------------------------------------------------------------------------------------------------
                                                                                         $ 1,500,000
----------------------------------------------------------------------------------------------------

Insured - Transportation -- 5.2%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $2,000    Dade County, Seaport Revenue, (MBIA),
                                      5.125%, 10/1/16                                    $ 2,002,420
Aaa       AAA                1,670    Hillsborough County, Aviation Authority,
                                      (Tampa International Airport), (FGIC),
                                      6.85%, 10/1/06                                       1,774,909
----------------------------------------------------------------------------------------------------
                                                                                         $ 3,777,329
----------------------------------------------------------------------------------------------------

Insured - Water and Sewer -- 7.5%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $2,000    Dade County, Water and Sewer Revenue, (FGIC),
                                      5.25%, 10/1/11                                     $ 2,082,420
Aaa       AAA                2,000    Manatee County, Public Utilities, (MBIA),
                                      6.75%, 10/1/04                                       2,287,480
Aaa       AAA                1,000    Pasco County, Water and Sewer Revenue, (FGIC),
                                      5.40%, 10/1/03                                       1,061,410
----------------------------------------------------------------------------------------------------
                                                                                         $ 5,431,310
----------------------------------------------------------------------------------------------------

Nursing Homes -- 1.9%
----------------------------------------------------------------------------------------------------
NR        NR                $  350    Citrus County, Industrial Development
                                      Authority, (Beverly Enterprises),
                                      5.00%, 4/1/03(3)                                   $   350,308
NR        NR                 1,000    Volusia County, (Beverly Enterprises),
                                      5.875%, 7/1/07                                       1,010,040
----------------------------------------------------------------------------------------------------
                                                                                         $ 1,360,348
----------------------------------------------------------------------------------------------------

Solid Waste -- 0.6%
----------------------------------------------------------------------------------------------------
NR        A-                $  405    Union County, Utilities Authority, (AMT),
                                      7.20%, 6/15/14                                     $   405,757
----------------------------------------------------------------------------------------------------
                                                                                         $   405,757
----------------------------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
  (identified cost $68,566,219)                                                          $72,011,658
----------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments at March 31, 1998, 53.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 1.5% to 30.3% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security has been segregated to cover when-issued securities.

(3) When-issued security.

                                 See notes to financial statements

Massachusetts Limited Maturity Municipals Portfolio as of March 31, 1998

----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
----------------------------------------------------------------------------------------------------

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
------------------     Principal
          Standard      Amount
Moody's   & Poor's    (000 omitted)   Security                                           Value
----------------------------------------------------------------------------------------------------

Education -- 5.1%
----------------------------------------------------------------------------------------------------
A1        NR                $1,200    Massachusetts Health and Educational
                                      Facilities Authority, (Tufts University),
                                      7.40%, 8/1/18                                      $ 1,238,580
Baa3      BBB-                 500    Massachusetts Industrial Finance Agency,
                                      (Dana Hall), 5.90%, 7/1/27                             525,435
A3        NR                 1,030    Massachusetts Industrial Finance Agency,
                                      (Park School), 5.50%, 9/1/16                         1,069,676
----------------------------------------------------------------------------------------------------
                                                                                         $ 2,833,691
----------------------------------------------------------------------------------------------------

Electric Utilities -- 1.9%
----------------------------------------------------------------------------------------------------
Baa2      BBB+              $1,000    Massachusetts Municipal Wholesale Electric Co.,
                                      5.70%, 7/1/01                                      $ 1,045,520
----------------------------------------------------------------------------------------------------
                                                                                         $ 1,045,520
----------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 9.0%
----------------------------------------------------------------------------------------------------
NR        NR                $  935    Massachusetts Health and Educational
                                      Facilities Authority, (Fairview Extended Care),
                                      Prerefunded to 1/1/01, 10.125%, 1/1/11             $ 1,103,796
Baa2      BB+                  960    Massachusetts Health and Educational
                                      Facilities Authority, (Milford-Whitinsville
                                      Regional Hospital), Escrowed to Maturity,
                                      7.125%, 7/15/02                                      1,022,563
Baa2      BBB                  500    Massachusetts Health and Educational
                                      Facilities Authority, (Sisters of Providence
                                      Hospital), Escrowed to Maturity, 6.00%, 11/15/00       524,225
Aaa       AAA                  400    Massachusetts Turnpike Authority, (FGIC),
                                      Escrowed to Maturity, 5.125%, 1/1/23                   408,916
Aaa       NR                 2,000    Massachusetts Turnpike Authority, Escrowed
                                      to Maturity, 5.00%, 1/1/20                           1,993,840
----------------------------------------------------------------------------------------------------
                                                                                         $ 5,053,340
----------------------------------------------------------------------------------------------------

General Obligations -- 12.6%
----------------------------------------------------------------------------------------------------
Aa2       NR                $  500    Burlington, 5.00%, 2/1/15                          $   506,800
Aa2       NR                   500    Burlington, 5.00%, 2/1/16                              505,275
A1        AA-                1,260    Massachusetts Bay Transportation Authority,
                                      5.50%, 3/1/08                                        1,354,626
A1        AA-                1,000    Massachusetts Bay Transportation Authority,
                                      5.75%, 3/1/18                                        1,097,350
A1        AA-                1,500    Massachusetts Commonwealth, 5.40%, 11/1/06           1,601,790
A1        AA-                1,000    Massachusetts Commonwealth, 5.00%, 11/1/14             992,170
Baa1      A                  1,000    Puerto Rico Aqueduct and Sewer Authority,
                                      5.00%, 7/1/19                                          975,630
----------------------------------------------------------------------------------------------------
                                                                                         $ 7,033,641
----------------------------------------------------------------------------------------------------

Hospitals -- 14.0%
----------------------------------------------------------------------------------------------------
Ba1       NR                $  860    Massachusetts Health and Educational
                                      Facilities Authority, (New England Health
                                      Systems), 6.125%, 8/1/13                           $   900,979
Aa2       AA+                3,000    Massachusetts Health and Educational
                                      Facilities Authority, (Daughters of Charity
                                      Issue), 5.75%, 7/1/02                                3,176,070
Baa2      BBB-                 750    Massachusetts Health And Educational
                                      Facilities Authority, (Milford-Whitinsville
                                      Regional Hospital), 4.90%, 7/15/06                     748,680
Baa2      BBB-               1,000    Massachusetts Health And Educational
                                      Facilities Authority, (Milford-Whitinsville
                                      Regional Hospital), 5.75%, 7/15/13                   1,048,930
NR        BBB-               1,845    Massachusetts Health and Educational
                                      Facilities Authority, (North Adams Regional
                                      Hospital), 6.25%, 7/1/04                             1,981,641
----------------------------------------------------------------------------------------------------
                                                                                         $ 7,856,300
----------------------------------------------------------------------------------------------------

Insured - Education -- 1.9%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $1,015    Massachusetts Industrial Finance Agency
                                      Revenue, (Dexter School), (MBIA),
                                      5.40%, 5/1/13                                      $ 1,051,804
----------------------------------------------------------------------------------------------------
                                                                                         $ 1,051,804
----------------------------------------------------------------------------------------------------

Insured - Electric Utilities -- 4.0%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $2,000    Massachusetts Municipal Wholesale Electric
                                      Co., (AMBAC), 6.625%, 7/1/03(1)                    $ 2,216,200
----------------------------------------------------------------------------------------------------
                                                                                         $ 2,216,200
----------------------------------------------------------------------------------------------------

Insured - General Obligations -- 10.9%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $1,000    Haverhill, (FGIC), 5.00%, 6/15/17                  $   984,160
Aaa       AAA                1,000    Massachusetts Bay Transportation Authority,
                                      (FGIC), 5.00%, 3/1/19                                  978,380
Aaa       AAA                2,000    Massachusetts Bay Transportation Authority,
                                      Series B, (AMBAC), 5.25%, 3/1/11                     2,066,040
Aaa       AAA                1,000    Massachusetts Commonwealth, (AMBAC),
                                      5.00%, 7/1/12                                        1,024,560
Aaa       AAA                1,000    Massachusetts Commonwealth, (FGIC),
                                      6.50%, 6/1/01                                        1,072,890
----------------------------------------------------------------------------------------------------
                                                                                         $ 6,126,030
----------------------------------------------------------------------------------------------------

Insured - Hospitals -- 2.7%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $1,500    Massachusetts Health and Educational
                                      Facilities Authority, (Lowell General
                                      Hospital), Series B, (FSA), 5.25%, 6/1/16          $ 1,507,440
----------------------------------------------------------------------------------------------------
                                                                                         $ 1,507,440
----------------------------------------------------------------------------------------------------

Insured - Housing -- 8.3%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $4,300    Massachusetts Housing Finance Agency,
                                      (Harborpoint Development), (AMBAC), (AMT),
                                      6.20%, 12/1/10                                     $ 4,657,071
----------------------------------------------------------------------------------------------------
                                                                                         $ 4,657,071
----------------------------------------------------------------------------------------------------

Insured - Industrial Development Revenue /
Pollution Control Revenue -- 2.6%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $1,400    Massachusetts Industrial Finance Agency,
                                      (Nantucket Electric), (AMBAC), (AMT),
                                      5.30%, 7/1/04                                      $ 1,466,934
----------------------------------------------------------------------------------------------------
                                                                                         $ 1,466,934
----------------------------------------------------------------------------------------------------

Insured - Water and Sewer -- 7.5%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $1,000    Lynn, Water And Sewer Commission, (FSA),
                                      5.00%, 12/1/13                                     $   991,360
Aaa       AAA                2,230    Massachusetts Water Resources Authority,
                                      (MBIA), 5.00%, 12/1/16                               2,203,195
Aaa       AAA                1,000    Massachusetts Water Resources Authority,
                                      (MBIA), 5.00%, 8/1/15                                  990,780
----------------------------------------------------------------------------------------------------
                                                                                         $ 4,185,335
----------------------------------------------------------------------------------------------------

Lease Revenue /
Certificates of Participation -- 3.1%
----------------------------------------------------------------------------------------------------
NR        BBB               $1,650    Puerto Rico, ITEM & ECFA, (Guaynabo
                                      Municipal Government), 5.375%, 7/1/06              $ 1,748,456
----------------------------------------------------------------------------------------------------
                                                                                         $ 1,748,456
----------------------------------------------------------------------------------------------------

Nursing Homes -- 1.9%
----------------------------------------------------------------------------------------------------
NR        NR                $1,000    Massachusetts Industrial Finance Agency,
                                      (Age Institute of Massachusetts),
                                      7.60%, 11/1/05                                     $ 1,070,200
----------------------------------------------------------------------------------------------------
                                                                                         $ 1,070,200
----------------------------------------------------------------------------------------------------

Special Tax Revenue -- 6.8%
----------------------------------------------------------------------------------------------------
Aa3       AA                $1,000    Massachusetts Special Obligations,
                                      5.00%, 6/1/17                                      $   981,790
Aa3       AA                   500    Massachusetts Special Obligations,
                                      5.00%, 6/1/14                                          507,745
Baa1      A                    500    Puerto Rico Highway and Transportation Authority,
                                      5.50%, 7/1/15                                          528,625
NR        NR                 1,750    Virgin Islands Public Finance Authority,
                                      (Matching Loan Fund Notes), 6.70%, 10/1/99           1,818,005
----------------------------------------------------------------------------------------------------
                                                                                         $ 3,836,165
----------------------------------------------------------------------------------------------------

Transportation -- 2.0%
----------------------------------------------------------------------------------------------------
A1        AA-               $1,000    Woods Hole, (Martha's Vineyard and Nantucket
                                      Steamship Authority), 6.60%, 3/1/03                $ 1,101,840
----------------------------------------------------------------------------------------------------
                                                                                         $ 1,101,840
----------------------------------------------------------------------------------------------------

Water and Sewer -- 5.7%
--------------------------------------------------------------------------------
Aa2       A+                $2,100    Massachusetts Water Pollution Abatement Trust,
                                      5.25%, 8/1/14                                      $ 2,153,256
Aa3       AA+                1,000    Massachusetts Water Pollution Abatement Trust,
                                      5.25%, 8/1/14                                        1,019,100
----------------------------------------------------------------------------------------------------
                                                                                         $ 3,172,356
----------------------------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
  (identified cost $53,095,573)                                                          $55,962,323
----------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of issuers of debt to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1998, 38.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 4.5% to 20.4% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                                 See notes to financial statements

New York Limited Maturity Municipals Portfolio as of March 31, 1998

----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
----------------------------------------------------------------------------------------------------

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
-------------------   Principal
          Standard    Amount
Moody's   & Poor's    (000 omitted)   Security                                           Value
----------------------------------------------------------------------------------------------------

Airlines -- 4.2%
----------------------------------------------------------------------------------------------------
Baa3      BBB-              $2,875    Port Authority of New York and
                                      New Jersey, (Delta Airlines), 6.95%, 6/1/08        $ 3,156,290
----------------------------------------------------------------------------------------------------
                                                                                         $ 3,156,290
----------------------------------------------------------------------------------------------------

Assisted Living -- 1.4%
----------------------------------------------------------------------------------------------------
NR        NR                $  560    Glen Cove, IDA, (Regency at Glen Cove),
                                      9.50%, 7/1/99                                      $   560,000
NR        NR                   500    Glen Cove, IDA, (Regency at Glen Cove),
                                      9.50%, 7/1/12                                          500,000
----------------------------------------------------------------------------------------------------
                                                                                         $ 1,060,000
----------------------------------------------------------------------------------------------------

Cogeneration -- 1.3%
----------------------------------------------------------------------------------------------------
NR        NR                $  950    Port Authority of New York and New Jersey,
                                      (KIAC Project), (AMT), 6.50%, 10/1/01              $ 1,010,268
----------------------------------------------------------------------------------------------------
                                                                                         $ 1,010,268
----------------------------------------------------------------------------------------------------

General Obligations -- 6.9%
----------------------------------------------------------------------------------------------------
A3        BBB+              $1,000    New York City, Series F, 0.00%, 8/1/08             $   608,290
A3        BBB+               1,000    New York City, Series G, 0.00%, 8/1/08                 608,290
A3        BBB+               2,000    New York City, 5.25%, 8/1/17                         1,990,240
A3        BBB+               1,500    New York City, 6.375%, 8/1/06                        1,623,120
Baa1      A                    500    Puerto Rico Commonwealth, 0.00%, 7/1/08                315,595
----------------------------------------------------------------------------------------------------
                                                                                         $ 5,145,535
----------------------------------------------------------------------------------------------------

Health Services -- 1.4%
----------------------------------------------------------------------------------------------------
NR        AAA               $  985    New York State Dormitory Authority, (Wesley
                                      Health Nursing Home), (FHA), 5.85%, 8/1/26         $ 1,039,234
----------------------------------------------------------------------------------------------------
                                                                                         $ 1,039,234
----------------------------------------------------------------------------------------------------

Hospitals -- 4.2%
----------------------------------------------------------------------------------------------------
Baa1      BBB+              $2,000    New York State Dormitory Authority,
                                      (Department of Health), 5.375%, 7/1/08             $ 2,090,440
Baa       NR                 1,000    New York State Dormitory Authority, (Nyack
                                      Hospital), 6.00%, 7/1/06                             1,079,810
----------------------------------------------------------------------------------------------------
                                                                                         $ 3,170,250
----------------------------------------------------------------------------------------------------

Hotels -- 0.6%
----------------------------------------------------------------------------------------------------
NR        NR                $1,210    Niagara County, Industrial Development Authority,
                                      (Wintergarden Inn Associates), 0.00%, 6/1/11       $   484,000
----------------------------------------------------------------------------------------------------
                                                                                         $   484,000
----------------------------------------------------------------------------------------------------

Housing -- 9.5%
----------------------------------------------------------------------------------------------------
Aa        AA                $4,000    New York City Housing Development Corp.,
                                      (Multi-Family), 5.625%, 5/1/12                     $ 4,147,800
Aa2       NR                 1,500    New York State Mortgage Agency Revenue,
                                      (AMT), 6.45%, 10/1/21                                1,623,810
Aa2       NR                 1,300    New York State Mortgage Agency, Homeowner
                                      Mtg. Bond Ser. 65, (AMT), 5.20%, 10/1/08             1,337,206
----------------------------------------------------------------------------------------------------
                                                                                         $ 7,108,816
----------------------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 5.4%
----------------------------------------------------------------------------------------------------
A3        A                 $2,000    New York, IDA, (Terminal One Group), (AMT),
                                      6.00%, 1/1/07(1)                                   $ 2,160,120
Baa3      BBB-               1,700    Puerto Rico Port Authority, (American Airlines),
                                      (AMT), 6.25%, 6/1/26                                 1,848,665
----------------------------------------------------------------------------------------------------
                                                                                         $ 4,008,785
----------------------------------------------------------------------------------------------------

Insured - Education -- 1.6%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $1,075    New York State Dormitory Authority, (Mt. Sinai
                                      School of Medicine), (MBIA), 6.75%, 7/1/09         $ 1,178,232
----------------------------------------------------------------------------------------------------
                                                                                         $ 1,178,232
----------------------------------------------------------------------------------------------------

Insured - Electric Utilities -- 7.2%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $5,000    New York State Energy Research and Development
                                      Authority, (Central Hudson Gas), (FGIC),
                                      7.375%, 10/1/14                                    $ 5,368,999
----------------------------------------------------------------------------------------------------
                                                                                         $ 5,368,999
----------------------------------------------------------------------------------------------------

Insured - Hospitals -- 10.2%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $4,450    New York State Medical Care Facilities Finance
                                      Agency, (New York State Hospital), (AMBAC),
                                      6.10%, 2/15/04                                     $ 4,862,738

Aaa       AAA                2,500    New York State Medical Care Facilities Finance
                                      Agency, (New York State Hospital), (AMBAC),
                                      6.20%, 2/15/05                                       2,769,700
----------------------------------------------------------------------------------------------------
                                                                                         $ 7,632,438
----------------------------------------------------------------------------------------------------

Insured - Lease Revenue / Certificates of
Participation -- 0.7%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $  500    City University of New York, (John Jay College),
                                      (AMBAC), 5.00%, 8/15/08                            $   517,995
----------------------------------------------------------------------------------------------------
                                                                                         $   517,995
----------------------------------------------------------------------------------------------------

Insured - Transportation -- 6.5%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $2,240    Metropolitan Transportation Authority for
                                      the City of New York, (FGIC), 5.70%, 7/1/10        $ 2,418,864
Aaa       AAA                2,290    Triborough Bridge and Tunnel Authority,
                                      (FGIC), 5.80%, 1/1/02                                2,426,324
----------------------------------------------------------------------------------------------------
                                                                                         $ 4,845,188
----------------------------------------------------------------------------------------------------

Lease Revenue/
Certificates of Participation -- 15.0%
----------------------------------------------------------------------------------------------------
Baa1      BBB+              $2,180    New York State Energy Research Development
                                      Authority, (Western NY Nuclear Service Center),
                                      6.00%, 4/1/06                                      $ 2,365,649
Baa1      BBB+               4,000    New York State Housing Finance Agency,
                                      6.375%, 11/1/03(2)                                   4,352,080
NR        BBB                1,485    New York State Thruway Authority,
                                      0.00%, 1/1/04                                        1,138,163
Baa1      BBB+               1,300    New York State Thruway Authority,
                                      5.25%, 4/1/13                                        1,300,754
Baa1      BBB+               1,000    New York State Urban Development Corp.,
                                      (Youth Facilities), 5.00%, 4/1/13                      973,260
Baa1      BBB+               1,000    New York State Urban Development Corp.,
                                      (Youth Facilities), 5.75%, 4/1/10                    1,061,130
----------------------------------------------------------------------------------------------------
                                                                                         $11,191,036
----------------------------------------------------------------------------------------------------

Special Tax Revenue -- 9.1%
----------------------------------------------------------------------------------------------------
Aa2       AA                $2,000    New York City Municipals Assistance Corp.,
                                      5.50%, 7/1/07(3)                                   $ 2,154,520
A3        A+                 4,500    New York State Local Government Assistance
                                      Corp., 5.25%, 4/1/16                                 4,632,525
----------------------------------------------------------------------------------------------------
                                                                                         $ 6,787,045
----------------------------------------------------------------------------------------------------

Transportation -- 5.7%
----------------------------------------------------------------------------------------------------
Baa1      BBB+              $1,000    Port Authority of New York and New Jersey,
                                      5.75%, 4/1/16                                      $ 1,046,440
A1        AA-                3,000    Port Authority of New York and New Jersey,
                                      (AMT), 6.00%, 7/1/14                                 3,207,870
----------------------------------------------------------------------------------------------------
                                                                                         $ 4,254,310
----------------------------------------------------------------------------------------------------

Water and Sewer -- 9.1%
----------------------------------------------------------------------------------------------------
A2        A-                $5,000    New York City Municipal Water Finance Authority,
                                      5.125%, 6/15/21                                    $ 4,896,600
A2        A-                 1,825    New York City Municipal Water Finance Authority,
                                      5.70%, 6/15/02                                       1,928,113
----------------------------------------------------------------------------------------------------
                                                                                         $ 6,824,713
----------------------------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
  (identified cost $71,325,400)                                                          $74,783,134
----------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1998, 26.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 1.6% to 13.7% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security has been segregated to cover when-issued securities.

(3) When-issued security.

                                 See notes to financial statements

Pennsylvania Limited Maturity Municipals Portfolio as of March 31, 1998

----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
----------------------------------------------------------------------------------------------------

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
-------------------   Principal
          Standard    Amount
Moody's   & Poor's    (000 omitted)   Security                                           Value
----------------------------------------------------------------------------------------------------

Assisted Living -- 3.9%
----------------------------------------------------------------------------------------------------
NR        NR                $  885    Chester County, Industrial Development Authority,
                                      8.00%, 9/1/05                                      $   966,686
NR        NR                 1,120    Delaware County, Industrial Development
                                      Authority, (Glen Riddle), (AMT), 8.125%, 9/1/05      1,235,013
----------------------------------------------------------------------------------------------------
                                                                                         $ 2,201,699
----------------------------------------------------------------------------------------------------

Cogeneration -- 6.3%
----------------------------------------------------------------------------------------------------
NR        NR                $1,200    Pennsylvania Economic Development Financing
                                      Authority, (Resource Recovery for
                                      Northampton),(AMT), 6.75%, 1/1/07                  $ 1,311,216
NR        BBB-               2,000    Pennsylvania Economic Development Financing
                                      Authority, (Resources Recovery - Colver
                                      Project), (AMT), 7.05%, 12/1/10                      2,227,220
----------------------------------------------------------------------------------------------------
                                                                                         $ 3,538,436
----------------------------------------------------------------------------------------------------

Colleges and Universities -- 1.1%
----------------------------------------------------------------------------------------------------
NR        BBB-              $  625    Pennsylvania HEFA, (Gwynedd-Mercy College),
                                      5.60%, 11/1/22                                     $   624,138
----------------------------------------------------------------------------------------------------
                                                                                         $   624,138
----------------------------------------------------------------------------------------------------

Electric Utilities -- 1.9%
----------------------------------------------------------------------------------------------------
NR        NR                $  960    Virgin Islands Water and Power Authority,
                                      7.40%, 7/1/11                                      $ 1,049,424
----------------------------------------------------------------------------------------------------
                                                                                         $ 1,049,424
----------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 9.0%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $  500    Harrisburg Authority, Lease Revenue Bonds,
                                      Escrowed to Maturity, (CGIC), 6.25%, 6/1/01        $   532,215
Aaa       AAA                1,500    Somerset County, General Authority, (FGIC),
                                      Escrowed to Maturity, 6.50%, 10/15/01                1,618,725
Aaa       AAA                7,000    Westmoreland County, Municipal Authority,
                                      (FGIC), Escrowed to Maturity, 0.00%, 8/15/19         2,290,960
NR        NR                   500    Wilkins Area, IDA, (Fairview Extended Care),
                                      Prerefunded to 1/1/01, 10.25%, 1/1/21                  591,685
----------------------------------------------------------------------------------------------------
                                                                                         $ 5,033,585
----------------------------------------------------------------------------------------------------

General Obligations -- 0.4%
----------------------------------------------------------------------------------------------------
Baa1      A                 $  500    Puerto Rico Commonwealth,
                                      0.00%, 7/1/16                                      $   200,155
----------------------------------------------------------------------------------------------------
                                                                                         $   200,155
----------------------------------------------------------------------------------------------------

Hospitals -- 22.3%
----------------------------------------------------------------------------------------------------
NR        BBB               $1,000    Allentown, Area Hospital Authority, (Sacred
                                      Heart Hospital), 6.50%, 11/15/08                   $ 1,086,270
NR        BBB                2,355    Clearfield, Hospital Authority, (Clearfield
                                      Hospital), 6.875%, 6/1/16                            2,575,475
Aa        AA                 1,000    Geisinger, Authority Health System,
                                      7.375%, 7/1/02                                       1,056,410
Baa3      BBB+                 650    Hazleton, Health Services Authority,
                                      (St. Joseph's Hospital), 5.85%, 7/1/06                 692,796
A3        A                  1,200    Lehigh County, General Purpose Authority,
                                      (Muhlenberg Hospital), 5.75%, 7/15/10                1,323,840
NR        BBB-                 200    Mckean County, (Bradford Hospital),
                                      5.375%, 10/1/03                                        207,752
A3        BBB+               1,000    Monroeville, Hospital Authority, (Forbes
                                      Health), 5.75%, 10/1/05                              1,071,270
Baa2      NR                 1,030    Montgomery County, Higher Education and
                                      Health Authority, (Montgomery Hospital),
                                      6.25%, 7/1/06                                        1,108,857
Baa2      NR                 1,100    Montgomery County, Higher Education and
                                      Health Authority, (Montgomery Hospital),
                                      6.375%, 7/1/07                                       1,202,300
A         NR                   500    New Castle Area Hospital Authority, (St.
                                      Francis Hospital of New Castle),
                                      5.90%, 11/15/00                                        520,805
NR        BBB                  315    Northhampton County Hospital Authority,
                                      (Easton Hospital), 6.90%, 1/1/02                       332,889
NR        A-                 1,350    South Fork, Municipal Authority,
                                      (Lee Hospital), 5.50%, 7/1/11                        1,369,197
----------------------------------------------------------------------------------------------------
                                                                                         $12,547,861
----------------------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 2.2%
----------------------------------------------------------------------------------------------------
A3        A-                $1,200    Erie, Industrial Development Authority,
                                      (International Paper), (AMT), 5.85%, 12/1/20       $ 1,262,124
----------------------------------------------------------------------------------------------------
                                                                                         $ 1,262,124
----------------------------------------------------------------------------------------------------

Insured - Colleges and Universities -- 4.8%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $2,000    Allegheny County, Higher Education Building
                                      Authority, (Dusquesne University), (AMBAC),
                                      5.00%, 3/1/16                                      $ 1,969,680
NR        AAA                  700    Montgomery County, Higher Education and
                                      Health Authority, (Saint Joseph's University),
                                      (CLEE), 6.00%, 12/15/02                                752,934
----------------------------------------------------------------------------------------------------
                                                                                         $ 2,722,614
----------------------------------------------------------------------------------------------------

Insured - Electric Utilities -- 8.5%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $2,000    Cambria County Authority, (PA Electric Co.),
                                      Industrial Development, (MBIA), 5.35%, 11/1/10     $ 2,133,140
Aaa       AAA                2,500    Indiana County, Industrial Development
                                      Authority, (PA Electric Co.), (MBIA),
                                      5.35%, 11/1/10                                       2,666,424
----------------------------------------------------------------------------------------------------
                                                                                         $ 4,799,564
----------------------------------------------------------------------------------------------------

Insured - General Obligations -- 8.9%
----------------------------------------------------------------------------------------------------
Aaa       NR                $1,635    Harrisburg, (AMBAC), 0.00%, 9/15/12                $   797,340
Aaa       AAA                1,355    McKeesport, (FGIC), 0.00%, 10/1/11                     702,107
Aaa       AAA                2,000    Pennsylvania, (AMBAC), 5.00%, 11/15/15               1,983,700
Aaa       AAA                1,500    Pleasant Valley, School District, (FGIC),
                                      5.00%, 9/1/10                                        1,527,120
----------------------------------------------------------------------------------------------------
                                                                                         $ 5,010,267
----------------------------------------------------------------------------------------------------

Insured - Hospitals -- 11.1%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $1,000    Allegheny County, Hospital Development
                                      Authority, (South Hills Health), (MBIA),
                                      5.50%, 5/1/08                                      $ 1,073,590
Aaa       AAA                1,000    Erie County, Hospital Authority, (Hamot
                                      Health System), (AMBAC), 7.10%, 2/15/10              1,087,700
NR        AAA                1,030    Indiana County, Hospital Authority, (Indiana
                                      Hospital), (CLEE), 5.75%, 7/1/00                     1,069,016
NR        AAA                  825    Indiana County, Hospital Authority, (Indiana
                                      Hospital), (CLEE), 5.875%, 7/1/01                      868,304
Aaa       AAA                2,050    Sayre Health Care Facilities Authority,
                                      (Guthrie Medical Center), (AMBAC),
                                      6.50%, 3/1/00                                        2,145,653
----------------------------------------------------------------------------------------------------
                                                                                         $ 6,244,263
----------------------------------------------------------------------------------------------------

Insured - Lease Revenue / Certificates of
Participation -- 1.9%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $1,000    Northumberland County Authority, Lease
                                      Revenue Bonds, (MBIA), 6.50%, 10/15/01             $ 1,079,150
----------------------------------------------------------------------------------------------------
                                                                                         $ 1,079,150
----------------------------------------------------------------------------------------------------

Insured - Transportation -- 4.9%
----------------------------------------------------------------------------------------------------
Aaa       AAA               $  590    Alleghemy County, Airport Revenue, (MBIA),
                                      5.75%, 1/1/12                                      $   636,622
Aaa       AAA                1,000    Allegheny County, Airport Revenue, (MBIA),
                                      5.75%, 1/1/10                                        1,079,340
Aaa       AAA                1,000    Southeastern Pennsylvania Transportation
                                      Authority, (FGIC), 5.55%, 3/1/14                     1,049,740
----------------------------------------------------------------------------------------------------
                                                                                         $ 2,765,702
----------------------------------------------------------------------------------------------------

Life Care -- 2.5%
----------------------------------------------------------------------------------------------------
NR        NR                $  245    Delaware County, Authority, (White Horse
                                      Village), 6.30%, 7/1/03                            $   259,756
NR        NR                   505    Delaware County, Authority, (White Horse
                                      Village), 6.40%, 7/1/04                                540,547
Baa2      BBB+                 590    Hazleton, Health Services Authority,
                                      (Hazleton General Hospital), 5.50%, 7/1/07             617,819
----------------------------------------------------------------------------------------------------
                                                                                         $ 1,418,122
----------------------------------------------------------------------------------------------------

Solid Waste -- 3.3%
----------------------------------------------------------------------------------------------------
Baa       A-                $  500    Greater Lebanon Refuse Authority, 6.20%, 5/15/99   $   512,825
Baa       A-                   500    Greater Lebanon Refuse Authority, 6.20%, 11/15/99      517,785
Baa       A-                   300    Greater Lebanon Refuse Authority, 6.40%, 5/15/00       313,683
Baa       A-                   500    Greater Lebanon Refuse Authority, 6.40%, 11/15/00      527,780
----------------------------------------------------------------------------------------------------
                                                                                         $ 1,872,073
----------------------------------------------------------------------------------------------------

Special Tax Revenue -- 0.5%
----------------------------------------------------------------------------------------------------
NR        NR                $  250    Virgin Islands Public Finance Authority,
                                      (Matching Loan Fund Notes), 6.70%, 10/1/99         $   259,715
----------------------------------------------------------------------------------------------------
                                                                                         $   259,715
----------------------------------------------------------------------------------------------------

Transportation -- 6.5%
----------------------------------------------------------------------------------------------------
Aa3       AA-               $2,550    Southeastern Pennsylvania Transportation
                                      Authority, LOC: Canadian Imperial Bank of
                                      Commerce, 6.00%, 6/1/99(1)                         $ 2,614,923
Aa3       AA-                1,000    Southeastern Pennsylvania Transportation
                                      Authority, LOC: Canadian Imperial Bank of
                                      Commerce, 6.00%, 6/1/01                              1,056,220
----------------------------------------------------------------------------------------------------
                                                                                         $ 3,671,143
----------------------------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
  (identified cost $53,360,058)                                                          $56,300,035
----------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Fedreral Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic development in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1998, 48.0% of the securities in the portfolio of investments are backed by bond issuance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 0.9% to 15.4% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                                 See notes to financial statements

Limited Maturity Municipals Portfolios as of March 31, 1998

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS
---------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities

As of March 31, 1998

                                                               Florida       Massachusetts      New York       Pennsylvania
                                                               Limited          Limited          Limited         Limited
                                                              Portfolio        Portfolio        Portfolio       Portfolio
---------------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------------
Investments --
  Identified cost                                            $68,566,219      $53,095,573      $71,325,400      $53,360,058
  Unrealized appreciation                                      3,445,439        2,866,750        3,457,734        2,939,977
---------------------------------------------------------------------------------------------------------------------------
Investments, at value (Note 1A)                              $72,011,658      $55,962,323      $74,783,134      $56,300,035
---------------------------------------------------------------------------------------------------------------------------
Cash                                                         $       934      $        61      $   724,279      $   569,540
Receivable for when-issued securities sold (Note 1F)                  --               --        4,035,939               --
Interest receivable                                            1,517,101          833,304        1,345,875          856,099
Deferred organization expenses (Note 1D)                             378              354              219              240
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                 $73,530,071      $56,796,042      $80,889,446      $57,725,914
---------------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------------
Payable for when-issued securities (Note 1F)                 $   350,632      $        --      $ 6,169,619      $        --
Demand note payable (Note 5)                                     916,000          198,000               --               --
Payable for daily variation margin on open financial
  futures contracts (Note 1E)                                     16,406           12,656           19,219            9,844
Payable to affiliate for Trustees' fees (Note 2)                   3,900            1,945            1,945            1,945
Accrued expenses                                                   1,953              290            7,224            6,512
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            $ 1,288,891      $   212,891      $ 6,198,007      $    18,301
---------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio    $72,241,180      $56,583,151      $74,691,439      $57,707,613
---------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals      $68,807,579      $53,732,349      $71,251,139      $54,764,267
Net unrealized appreciation of investments (computed
  on the basis of identified cost)                             3,433,601        2,850,802        3,440,300        2,943,346
---------------------------------------------------------------------------------------------------------------------------
Total                                                        $72,241,180      $56,583,151      $74,691,439      $57,707,613
---------------------------------------------------------------------------------------------------------------------------

                                             See notes to financial statements

Limited Maturity Municipals Portfolios as of March 31, 1998

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS
---------------------------------------------------------------------------------------------------------------------------

Statements of Operations

For the Year Ended March 31, 1998
                                                               Florida       Massachusetts      New York       Pennsylvania
                                                               Limited          Limited          Limited          Limited
                                                              Portfolio        Portfolio        Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
---------------------------------------------------------------------------------------------------------------------------
Interest income                                              $ 4,488,367      $ 3,418,767      $ 4,702,633      $ 3,461,184
---------------------------------------------------------------------------------------------------------------------------
Total investment income                                      $ 4,488,367      $ 3,418,767      $ 4,702,633      $ 3,461,184
---------------------------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                              $   381,588      $   290,512      $   402,164      $   289,154
Compensation of Trustees not members of the Investment
  adviser's organization (Note 2)                                  8,863            6,495            7,332            6,804
Custodian fee (Note 1G)                                           43,702           37,474           53,547           35,199
Legal and accounting services                                     20,214           19,213           21,715           19,213
Amortization of organization expenses (Note 1D)                    4,204            4,088            2,570            2,672
Interest expense (Note 5)                                             --               --           34,599               --
Miscellaneous                                                     17,414           16,691            4,539           14,706
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                               $   475,985      $   374,473      $   526,466      $   367,748
---------------------------------------------------------------------------------------------------------------------------
Deduct --
  Reduction of custodian fee (Note 1G)                       $    19,574      $    22,949      $    13,608      $    11,665
---------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                     $    19,574      $    22,949      $    13,608      $    11,665
---------------------------------------------------------------------------------------------------------------------------
Net expenses                                                 $   456,411      $   351,524      $   512,858      $   356,083
---------------------------------------------------------------------------------------------------------------------------

Net investment income                                        $ 4,031,956      $ 3,067,243      $ 4,189,775      $ 3,105,101
---------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) -
  Investment transactions (identified cost basis)            $ 1,257,589      $   994,185      $ 1,498,902      $ 1,006,723
  Financial futures contracts                                 (1,388,455)        (995,822)        (372,410)        (576,338)
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment  transactions         $  (130,866)     $    (1,637)     $ 1,126,492      $   430,385
---------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments (identified cost basis)                        $ 3,004,369      $ 2,278,256      $ 3,345,035      $ 2,255,452
  Financial futures contracts                                   (219,982)        (196,339)        (392,093)           3,369
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments                                             $ 2,784,387      $ 2,081,917      $ 2,952,942      $ 2,258,821
---------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments              $ 2,653,521      $ 2,080,280      $ 4,079,434      $ 2,689,206
---------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                   $ 6,685,477      $ 5,147,523      $ 8,269,209      $ 5,794,307
---------------------------------------------------------------------------------------------------------------------------

                                             See notes to financial statements

Limited Maturity Municipals Portfolios as of March 31, 1998

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
---------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Year Ended March 31, 1998

                                                               Florida       Massachusetts     New York       Pennsylvania
                                                               Limited          Limited         Limited          Limited
                                                              Portfolio        Portfolio       Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------------
From operations -
  Net investment income                                      $ 4,031,956      $ 3,067,243      $ 4,189,775      $ 3,105,101
  Net realized gain (loss) on investment transactions           (130,866)          (1,637)       1,126,492          430,385
  Net change in unrealized appreciation (depreciation)
    of investments                                             2,784,387        2,081,917        2,952,942        2,258,821
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                   $ 6,685,477      $ 5,147,523      $ 8,269,209      $ 5,794,307
---------------------------------------------------------------------------------------------------------------------------
Capital transactions -
  Contributions                                              $ 7,486,705      $ 4,381,569      $ 3,255,202      $ 2,758,619
  Withdrawals                                                (34,840,194)     (22,915,877)     (36,846,720)     (18,720,920)
---------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from  capital transactions        $(27,353,489)    $(18,534,308)    $(33,591,518)    $(15,962,301)
---------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                   $(20,668,012)    $(13,386,785)    $(25,322,309)    $(10,167,994)
---------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------
At beginning of year                                         $92,909,192      $69,969,936      $100,013,748     $67,875,607
---------------------------------------------------------------------------------------------------------------------------
At end of year                                               $72,241,180      $56,583,151      $74,691,439      $57,707,613
---------------------------------------------------------------------------------------------------------------------------

                                             See notes to financial statements

Limited Maturity Municipals Portfolios as of March 31, 1998

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
---------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Year Ended March 31, 1997

                                                               Florida       Massachusetts     New York        Pennsylvania
                                                               Limited          Limited         Limited          Limited
                                                              Portfolio        Portfolio       Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------------
From operations -
  Net investment income                                      $  5,368,154     $  4,105,048     $  5,864,808     $  4,070,122
  Net realized gain (loss) on investment transactions            (345,920)        (122,731)        (287,142)         407,499
  Net change in unrealized appreciation (depreciation)
    of investments                                             (1,654,724)        (861,173)        (895,080)      (1,218,041)
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                   $  3,367,510     $  3,121,144     $  4,682,586     $  3,259,580
---------------------------------------------------------------------------------------------------------------------------
Capital transactions -
  Contributions                                              $  4,859,506     $  1,754,803     $  3,989,610     $  2,538,420
  Withdrawals                                                 (43,152,835)     (32,041,287)     (47,386,927)     (30,116,393)
---------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from  capital transactions        $(38,293,329)    $(30,286,484)    $(43,397,317)    $(27,577,973)
---------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets                                   $(34,925,819)    $(27,165,340)    $(38,714,731)    $(24,318,393)
---------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------
At beginning of year                                         $127,835,011     $ 97,135,276     $138,728,479     $ 92,194,000
---------------------------------------------------------------------------------------------------------------------------
At end of year                                               $ 92,909,192     $ 69,969,936     $100,013,748     $ 67,875,607
---------------------------------------------------------------------------------------------------------------------------

                                             See notes to financial statements

Limited Maturity Municipals Portfolios as of March 31, 1998

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
---------------------------------------------------------------------------------------------------------------------------

Supplementary Data

                                          Florida Limited Portfolio                           Massachusetts Limited Portfolio
                          --------------------------------------------------  ------------------------------------------------------
                                             Year Ended March 31,                                  Year Ended March 31,
                          --------------------------------------------------  ------------------------------------------------------
                            1998      1997     1996       1995       1994*      1998       1997       1996       1995       1994*
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses(1)                  0.58%     0.59%     0.55%      0.52%      0.49%+    0.60%      0.60%      0.57%       0.54%      0.52%+
Expenses after
  custodian fee
  reduction                  0.55%     0.57%     0.54%      --         --        0.56%      0.58%      0.55%       --         --
Net investment income        4.90%     4.90%     4.73%      4.73%      4.53%+    4.90%      4.97%      4.72%       4.90%      4.57%+
Portfolio Turnover             38%       66%       20%        44%         8%       46%        60%        27%         46%         8%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
  (000s omitted)          $72,241   $92,909  $127,835   $164,579   $185,977   $56,583    $69,970    $97,135    $119,120   $119,772
------------------------------------------------------------------------------------------------------------------------------------

  + Annualized.

  * For the period from the start of business, May 3, 1993, to March 31, 1994.

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratios by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                             See notes to financial statements

Limited Maturity Municipals Portfolios as of March 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
------------------------------------------------------------------------------------------------------------------------------------

Supplementary Data

                                      New York Limited Portfolio                          Pennsylvania Limited Portfolio
                        ------------------------------------------------------  ---------------------------------------------------
                                          Year Ended March 31,                                  Year Ended March 31,
                        ------------------------------------------------------  ---------------------------------------------------
                             1998      1997       1996      1995       1994*      1998      1997       1996        1995       1994**
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------------------------
Expenses(1)                  0.61%     0.58%      0.55%     0.52%      0.47%+     0.60%     0.61%      0.58%       0.53%      0.50%+
Expenses after
 custodian fee
 reduction                   0.59%     0.56%      0.53%     --         --         0.58%     0.59%      0.56%       --         --
Net investment income        4.81%     4.87%      4.66%     4.79%      4.50%+     5.03%     5.11%      4.81%       4.77%      4.59%+
Portfolio Turnover             53%       58%        32%       31%         5%        36%       51%        24%         39%        12%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
  year (000s omitted)     $74,691   $100,014  $138,728  $173,632   $183,768    $57,708   $67,876    $92,194    $113,606   $123,620
------------------------------------------------------------------------------------------------------------------------------------

  + Annualized.

  * For the period from the start of business, May 3, 1993, to March 31, 1994.

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratios by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                                             See notes to financial statements

Limited Maturity Municipals Portfolios as of March 31, 1998

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

  C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

  D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years, beginning on the date each Portfolio commenced operations.

  E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

  G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

  H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  I Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research
  (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 1998, each Portfolio paid advisory fees as follows:

  Portfolio                                    Amount            Effective Rate
  -----------------------------------------------------------------------------
  Florida Limited                            $381,588                     0.46%
  Massachusetts Limited                      $290,512                     0.46%
  New York Limited                           $402,164                     0.46%
  Pennsylvania Limited                       $289,154                     0.47%
  -----------------------------------------------------------------------------

  Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 1998, no significant amounts have been deferred.

  Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

3 Investments
--------------------------------------------------------------------------------
  Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended March 31, 1998 were as follows:

               Florida Limited Portfolio        Massachusetts Limited Portfolio
  -----------------------------------------------------------------------------
  Purchases                $  30,414,260                          $  28,056,188
  Sales                       53,556,319                             42,929,294

              New York Limited Portfolio         Pennsylvania Limited Portfolio
  -----------------------------------------------------------------------------
    Purchases                $  46,482,147                        $  22,489,085
    Sales                       74,278,193                           35,365,179
  -----------------------------------------------------------------------------

4 Federal Income Tax Basis of Investments
--------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at March 31, 1998, as computed on a federal income tax basis, are as follows:

                                      Florida Limited     Massachusetts Limited
                                      Portfolio           Portfolio
  -----------------------------------------------------------------------------
  Aggregate Cost                          $68,566,219               $53,095,573
  -----------------------------------------------------------------------------
  Gross unrealized appreciation           $ 3,487,947               $ 2,871,538
  Gross unrealized depreciation               (42,508)                   (4,788)
  -----------------------------------------------------------------------------
  Net unrealized appreciation             $ 3,445,439               $ 2,866,750
  -----------------------------------------------------------------------------
                                     New York Limited      Pennsylvania Limited
                                     Portfolio             Portfolio
  -----------------------------------------------------------------------------
  Aggregate Cost                          $71,325,400               $53,360,058
  -----------------------------------------------------------------------------
  Gross unrealized appreciation           $ 3,514,690               $ 2,946,242
  Gross unrealized depreciation               (56,956)                   (6,265)
  -----------------------------------------------------------------------------
  Net unrealized appreciation             $ 3,457,734               $ 2,939,977
  -----------------------------------------------------------------------------

5 Line of Credit
--------------------------------------------------------------------------------
  The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 1998, the Florida Limited Portfolio and Massachusetts Limited Portfolio had balances outstanding pursuant to this line of credit of $916,000, and $198,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended March 31, 1998.

6 Financial Instruments
--------------------------------------------------------------------------------
  The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

  The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  A summary of obligations under these financial instruments at March 31, 1998, is as follows:

                                                                Net Unrealized
  Limited             Expiration       Futures                  Appreciation/
  Portfolio              Date         Contracts      Position   (Depreciation)
  ------------------  -----------  ----------------  ---------  --------------
                                   35 U.S. Treasury
  Florida                6/98      Bonds               Short      $(11,838)
                                   27 U.S. Treasury
  Massachusetts          6/98      Bonds               Short      $(15,948)
                                   41 U.S. Treasury
  New York               6/98      Bonds               Short      $(17,434)
                                   21 U.S. Treasury
  Pennsylvania           6/98      Bonds               Short      $  3,369

Limited Maturity Municipals Portfolios as of March 31, 1998

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Shareholders of

Florida Limited Maturity Municipals Portfolio
Massachusetts Limited Maturity Municipals Portfolio
New York Limited Maturity Municipals Portfolio
Pennsylvania Limited Maturity Municipals Portfolio:
-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, and Pennsylvania Limited Maturity Municipals Portfolio, (the Portfolios) as of March 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1998, and 1997 and the supplementary data for each of the years in the five-year period ended March 31, 1998. These financial statements and supplementary data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31,1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios, as of March 31, 1998, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                                       DELOITTE & TOUCHE LLP
                                       Boston, Massachusetts
                                       May 1, 1998

EV Classic Limited Maturity Municipals Funds as of March 31, 1998

--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

EV Classic Limited Maturity Municipals Funds

Officers                               Independent Trustees

THOMAS J. FETTER                       DONALD R. DWIGHT
President                              President, Dwight Partners, Inc.

JAMES B. HAWKES                        SAMUEL L. HAYES, III
Vice President and Trustee             Jacob H. Schiff Professor of Investment
                                       Banking, Harvard University Graduate
                                       School of Business Administration
ROBERT B. MACINTOSH
Vice President                         NORTON H. REAMER
                                       President and Director, United Asset
                                       Management Corporation
JAMES L. O'CONNOR
Treasurer                              JOHN L. THORNDIKE
                                       Formerly Director, Fiduciary Company
ALAN R. DYNNER                         Incorporated
Secretary
                                       JACK L. TREYNOR
                                       Investment Adviser and Consultant


Limited Maturity Municipals Portfolios

Officers                               Independent Trustees

THOMAS J. FETTER
President                              DONALD R. DWIGHT
                                       President, Dwight Partners, Inc.
JAMES B. HAWKES
Vice President and Trustee             SAMUEL L. HAYES, III
                                       Jacob H. Schiff Professor of Investment
                                       Banking, Harvard University Graduate
ROBERT B. MACINTOSH                    School of Business Administration
Vice President
                                       NORTON H. REAMER
                                       President and Director, United Asset
WILLIAM H. AHERN, JR.                  Management Corporation
Vice President and Portfolio
Manager of Florida, Massachusetts      JOHN L. THORNDIKE
and New York Limited                   Formerly Director, Fiduciary Company
Maturity Municipals Portfolio          Incorporated

                                       JACK L. TREYNOR
TIMOTHY T. BROWSE                      Investment Adviser and Consultant
Vice President and Portfolio Manager
of Pennsylvania Limited Maturity
Municipals Portfolio

JAMES L. O'CONNOR
Treasurer

ALAN R. DYNNER
Secretary

INVESTMENT ADVISER OF THE LIMITED MATURITY MUNICIPALS PORTFOLIOS
Boston Management and Research
24 Federal Street
Boston, MA 02110

ADMINISTRATOR OF EV CLASSIC LIMITED MATURITY MUNICIPALS FUNDS
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group, Inc.
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

INDEPENDENT AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

Eaton Vance Investment Trust
24 Federal Street
Boston, MA 02110

---------------------------------------------------------------------------
 This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
---------------------------------------------------------------------------

                                                                 C-L4COMSRC-5/98